As filed with the Securities and Exchange Commission on March 25, 2003

                               Registration Statement Nos. 2-82592
                                                811-03696

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington D.C. 20549

                                   ----------

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        / /
     Pre-Effective Amendment No.                                           / /
                                  -----

     Post-Effective Amendment No.  45                                      /X/
                                 -----

                                     and/or

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /X/

                                Amendment No. 47
                                             -----

                        (Check appropriate box or boxes.)
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                            RESERVE TAX-EXEMPT TRUST
-------------------------------------------------------------------------------


1250 Broadway, New York, NY                                   10001-3701
-------------------------------------------------------------------------------
(Address of Principal Executive Offices)                      (Zip Code)

       Registrant's Telephone Number, including Area Code (212) 401-5500
                          -----------------------------

-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

            Leonard Wallace, Esq.
            The Reserve Funds
            1250 Broadway
            New York, NY 10001-3701

Approximate Date of Proposed Public Offering Immediately upon filing

It is proposed that this filing will become effective (check appropriate box)

  / / immediately upon filing pursuant to paragraph (b)
  / / on (date) pursuant to paragraph (b)
  /X/ 60 days after filing pursuant to paragraph (a)(1)
  / /  on (date) pursuant to paragraph (a)(1)
  / / 75 days after filing pursuant to paragraph (a)(2)
  / / on (date) pursuant to paragraph (a)(2) of rule 485.

if appropriate, check the following box:

  / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Commission is requested to send copies of all communications to:
                        Leonard Wallace, Esq.
                        The Reserve Funds
                        1250 Broadway
                        New York, NY 10001-3701

[LOGO] THE RESERVE FUNDS
Founders of "The World's First Money-Market Fund"-TM- Est. 1970



                                   PROSPECTUS
                                          , 2003



The Reserve Fund and the Reserve Tax-Exempt Trust (the "Trusts"), registered investment companies, offer Class RA, RB, RC, RD, RE, RF, RG, RH, RI, RJ, RK, RL, RM, RN, RO, RP, RQ, RR, RS, RT, Q1 and Q2 shares of four money-market funds in this Prospectus:


                          -  PRIMARY II FUND,
                          -  U.S. GOVERNMENT II FUND,
                          -  U.S. TREASURY II FUND, and

                          -  INTERSTATE TAX-EXEMPT II FUND
                             (each a "II Fund", collectively "the II Funds").


                                ---------------


  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                          EXCHANGE COMMISSION ("SEC")
NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                ---------------

                 (This page has been left blank intentionally.)

TABLE OF CONTENTS


ABOUT THE FUNDS
Investment Objectives .......................................................  3
Investment Strategies of the Primary II, U.S.
Government II and U.S. Treasury II Funds ....................................  4
Principal Risks of Investing in the Primary II, U.S. Government II and U.S.
Treasury II Funds ...........................................................  6
Investment Strategies of the Interstate
Tax-Exempt II Fund ..........................................................  7
Principal Risks of Investing in the Interstate
Tax-Exempt II Fund ..........................................................  9
Performance .................................................................  9
Fees & Expenses of the II Funds ............................................  10
Fund Management ............................................................  12



YOUR ACCOUNT
How to buy shares ..........................................................  13
How to sell shares .........................................................  14



ACCOUNT SERVICES ............................................................ 16



DIVIDENDS & TAXES ........................................................... 17



FINANCIAL HIGHLIGHTS ........................................................ 18


QUESTIONS?
Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

The Reserve Funds
1250 Broadway - 32nd floor
New York, NY 10001-3701
800-637-1700
212-401-5940 (facsimile)
Customerservice@reservefunds.com
                                   or visit our web site at www.reservefunds.com

IT PAYS TO KEEP MONEY IN RESERVE-SM-

ABOUT THE FUNDS

The II Funds are designed as a convenient alternative to the direct investment of temporary cash balances in short-term money-market accounts or instruments. The classes are specifically designed for retail investors.


The II Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as evaluating the credit of issuers, investing in round lots, and safeguarding receipt and delivery of securities.


INVESTMENT OBJECTIVES
The investment objective of the Primary II, U.S. Government II and U.S. Treasury II Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the Interstate Tax-Exempt II Fund is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity.

    However, achievement of these objectives cannot be assured.

ABOUT THE FUNDS

INVESTMENT STRATEGIES OF PRIMARY II, U.S. GOVERNMENT II AND U.S. TREASURY II FUNDS. The II Funds seek to maintain a stable $1.00 share price.



    The Primary II, U.S. Government II and U.S. Treasury II Funds invest all of their assets in Class 8 shares of the Primary, U.S. Government and U.S. Treasury Funds, respectively, each a series of The Reserve Fund, a registered investment company, rather than directly in a portfolio of securities. The Primary, U.S. Government and U.S. Treasury Funds (with the Interstate Tax-Exempt Trust, each, a "Fund" collectively the "Funds") seek to provide as high a level of current income as is consistent with preservation of capital and liquidity. The investment adviser for the Funds (the "Adviser") monitors a range of economic and financial factors. Based on this analysis, the assets of the Primary, U.S. Government and U.S. Treasury Funds are invested in a mix of U.S. dollar denominated money-market securities that are intended to provide as high a yield as possible without violating the Primary, U.S. Government and U.S. Treasury Fund's credit quality policies or jeopardizing the stability of the share price.


    This structure is different from that of other Reserve funds and many other investment companies, which directly acquire and manage their own portfolio of securities.


Primary Fund. The Primary Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, high-quality non-rated instruments as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.



    The Primary Fund will principally invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and deposit-type obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars) located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets. The Primary Fund may invest more than 25% of its assets in bank obligations. It may not invest in commercial paper.



U.S. Government Fund. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.


U.S. Treasury Fund. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

    The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.


    The Primary, U.S. Government and U.S. Treasury Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers deemed creditworthy by the Adviser pursuant to the guidelines adopted by the Trustees. The U.S. Treasury Fund will further limit its investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States, and repos will not exceed 5% of its total assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

                                                                 ABOUT THE FUNDS

    The Primary II, U.S. Government II and U.S. Treasury II Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, a Fund may take temporary defensive positions, such as increasing its cash position, that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE PRIMARY II, U.S. GOVERNMENT II AND U.S. TREASURY II FUNDS.

The principal risks of the Primary II, U.S. Governmnent II and U.S. Treasury II Funds are those risks associated with investment in the Primary, U.S. Government and U.S. Treasury Funds, respectively. The following factors could reduce a Fund's income level and/or share price:



- INTEREST RATES. Most of the underlying Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.



- A FUND IS NOT FDIC-INSURED. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.



- EACH UNDERLYING FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.



- CERTAIN PORTFOLIO HOLDINGS. The underlying Funds are subject to the risks associated with the market in general, as well as the types of securities held. Repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a fund's ability to dispose of the underlying securities. As to the Primary Fund, the risks are generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, as to the Primary Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.


- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.


- NON-DIVERSIFICATION. The Funds are non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of a Fund more than it would in a diversified portfolio.


- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

                                                                 ABOUT THE FUNDS

INVESTMENT STRATEGIES OF THE INTERSTATE TAX-EXEMPT II FUND. The Interstate Tax-Exempt II Fund seeks to maintain a stable $1.00 share price.



    The Interstate Tax-Exempt II Fund invests all of its assets in Class 8 shares of Interstate Tax-Exempt Fund, a series of the Reserve Tax-Exempt Trust, a registered investment company, rather than directly in a portfolio of securities. The Interstate Tax-Exempt Fund seeks to provide as high a level of short-term income exempt from federal income taxes as is consistent with preservation of capital and liquidity. The Adviser monitors a range of economic and financial factors. Based on this analysis, the Interstate Tax-Exempt Fund is principally invested in high quality, tax-exempt obligations issued by the specific states and its counties, municipalities, authorities or other political subdivisions that are intended to provide as high a yield as possible without violating the Interstate Tax-Exempt Fund's credit quality policies or jeopardizing the stability of its share price.


    This structure is different from that of other Reserve funds and many other investment companies, which directly acquire and manage their own portfolio of securities.

INTERSTATE TAX-EXEMPT FUND. The Fund's principal investment strategies include:

- Investing principally in high-quality, tax-exempt municipal money-market securities issued by the states, counties, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations".


- Investing at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position. Interest received on certain otherwise tax-exempt securities ("private activity bonds") may be subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to AMT.


- Investing in compliance with federal regulations designed to help maintain liquidity and the strict standards for credit quality, diversification and maturity.

    The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuer or, in some instances, the issuer itself. These obligations may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.


    The Interstate Tax-Exempt Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc., SP-1 or SP-2 by
Standard & Poor's Corporation or the equivalent. Municipal obligations which are not rated may also be purchased provided RMCI, the Adviser determines them to be of comparable quality pursuant to guidelines established by its Trustees.



    The Interstate Tax-Exempt Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not

ABOUT THE FUNDS
exceeding one year, usually upon not more than seven (7) days' notice. The Interstate Tax-Exempt Fund will not invest more than 10% of the value of its assets in illiquid securities, such as floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.


    The Interstate Tax-Exempt II Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined above. However, from time to time, the Interstate Tax-Exempt II Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If the Interstate Tax-Exempt II Fund adopts a temporary defensive position, the Interstate Tax-Exempt II Fund might not be able to attain its objective.

                                                                 ABOUT THE FUNDS

PRINCIPAL RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT II FUND.
The principal risks of the Interstate Tax-Exempt II Fund are those risks associated with investment in the Interstate Tax-Exempt Fund. The following factors could reduce the Interstate Tax-Exempt Fund's income level and/or share price:

- INTEREST RATES. Most of the Interstate Tax-Exempt Fund's performance depends on interest rates. When interest rates fall, the Fund's yields will typically fall as well.

- THE FUND IS NOT FDIC-INSURED. The Fund is a money-market fund which is a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

- THE INTERSTATE TAX-EXEMPT FUND'S YIELD WILL VARY as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with varying interest rates.

- CREDIT QUALITY. Overall, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.


- NON-DIVERSIFICATION. The Interstate Tax-Exempt Fund is non-diversified; therefore, performance is more dependent upon a smaller number of securities and issuers than in a diversified portfolio. The change in value of any one security may affect the overall value of the Interstate Tax-Exempt Fund more than it would in a diversified portfolio.


- MUNICIPAL OBLIGATIONS. The Interstate Tax-Exempt Fund is subject to the risks associated with the market in general, as well as the types of securities held. The Interstate Tax-Exempt Fund concentrates its investments in municipal obligations which are volatile and there are risks associated with investing in a particular state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation can significantly affect the financial condition and credit quality of issuers of municipal securities. Further, investments that are secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments.

- MONEY-MARKET FUNDS V. EQUITY INVESTMENTS. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments, which entail higher levels of risk.

PERFORMANCE

No performance information is included because as of the date of this Prospectus, the II Funds had not yet commenced investment operations.


        For the II Funds' current yields, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

ABOUT THE FUNDS

FEES & EXPENSES OF THE II FUNDS
This table describes the fees and expenses that you may pay if you buy and hold shares of a II Fund.

FEE TABLE FOR THE II FUNDS

SHAREHOLDER FEES*                                    None
(Fees paid directly from your investment)

ANNUAL FUND OPERATING EXPENSES FOR THE PRIMARY,
  U.S. GOVERNMENT, U.S. TREASURY AND INTERSTATE
  TAX-EXEMPT FUNDS--CLASS 8
(Expenses are deducted from Fund assets)

Comprehensive Management Fee **                      0.08%
12b-1 Fee                                            0.00%
                                                    -----
Total                                                0.08%
                                                    =====

ANNUAL FUND OPERATING EXPENSES FOR THE II FUNDS
(Expenses are deducted from II Fund assets)


                           CLASS  CLASS  CLASS  CLASS  CLASS  CLASS  CLASS  CLASS  CLASS
                            RA     RB     RC     RD     RE     RF     RG     RH     RI
                           -----  -----  -----  -----  -----  -----  -----  -----  -----
Comprehensive Management
  Fee **+                  0.80%  0.80%  0.80%  0.80%  0.80%  0.80%  0.80%  0.80%  0.80%
12b-1 Fee                  0.25%  0.30%  0.35%  0.40%  0.45%  0.50%  0.55%  0.60%  0.65%
                           ----   ----   ----   ----   ----   ----   ----   ----   ----
Total                      1.05%  1.10%  1.15%  1.20%  1.25%  1.30%  1.35%  1.40%  1.45%
                           ====   ====   ====   ====   ====   ====   ====   ====   ====



                           CLASS  CLASS  CLASS  CLASS  CLASS  CLASS  CLASS  CLASS  CLASS
                            RJ     RK     RL     RM     RN     RO     RP     RQ     RR
                           -----  -----  -----  -----  -----  -----  -----  -----  -----
Comprehensive Management
  Fee **+                  0.80%  0.80%  0.80%  0.80%  0.80%  0.80%  0.80%  0.80%  0.80%
12b-1 Fee                  0.70%  0.75%  0.80%  0.85%  0.90%  0.95%  1.00%  1.05%  1.10%
                           ----   ----   ----   ----   ----   ----   ----   ----   ----
Total                      1.50%  1.55%  1.60%  1.65%  1.70%  1.75%  1.80%  1.85%  1.90%
                           ====   ====   ====   ====   ====   ====   ====   ====   ====



                                CLASS  CLASS  CLASS  CLASS
                                 RS     RT     Q1     Q2
                                -----  -----  -----  -----
Comprehensive Management Fee
  **+                           0.80%  0.80%  0.80%  0.80%
12b-1 Fee                       1.15%  1.20%  0.25%  1.00%
                                ----   ----   ----   ----
Total                           1.95%  2.00%  1.05%  1.80%
                                ====   ====   ====   ====


------------


(*) The Funds will either impose a "Small Balance fee" (currently $5 monthly) or remit to the shareholder the proceeds on those accounts with a monthly average account balance of less than $1,000 and no activity, other than distributions and dividends, for the past 12 consecutive months. Shareholders may be subject to fees for redemption by wire or checks. There will be a fee of $2 or 2% of the amount redeemed, which ever is less, for all redemption checks less than $100.

                                                                 ABOUT THE FUNDS
(**) Comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of each fund, as well as shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer costs. Excluded from the definition of administrative and customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, state (bluesky) and SEC registration fees, and the fees of the disinterested Trustees, for which each fund pays its direct or allocated share. If the excluded items are equal or greater than 0.01%, a separate line item will be added which reads, "Other Expenses".
(+) Investors in the II Funds will only incur management fees at the underlying Fund level.



EXAMPLE: This example is intended to help you compare the cost of investing in the II Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

ABOUT THE FUNDS

    This example uses the same assumptions other funds use in their prospectuses. It assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each fund's operating expenses remain the same. The costs would be the same whether you stayed in a fund or sold your shares at the end of each period. Your actual costs may be higher or lower.


                      ONE YEAR  THREE YEAR                          ONE YEAR  THREE YEAR
                      --------  ----------                          --------  ----------
Class RA                $107       $116       Class RL
Class RB                 112        121       Class RM
Class RC                 117        126       Class RN
Class RD                 122        132       Class RO
Class RE                 127        137       Class RP
Class RF                 132        142       Class RQ
Class RG                 137        148       Class RR
Class RH                 143        153       Class RS
Class RI                 148        158       Class RT
Class RJ                 153        164       Class Q1
Class RK                                      Class Q2


FUND MANAGEMENT

THE INVESTMENT ADVISER FOR THE RESERVE FUNDS is Reserve Management
Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001. Since November 15, 1971, RMCI has provided investment advice to other mutual funds within the Reserve family of funds. As of December 31, 2002, RMCI had over $19 billion in assets under management.



    RMCI manages the investment portfolios of the II Funds, subject to policies adopted by the Trustees. Presently, under the terms of the Investment Management Agreements with the II Funds, RMCI is paid a comprehensive management fee. The comprehensive management fee includes the advisory fee, administrative and customary operating expenses of each II Fund, as well as shareholder liaison services (such as, responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer costs. Excluded from the definition of administrative and customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, state (bluesky) and SEC registration fees, and fees of the disinterested Trustees, for which each II Fund it pays its direct or allocated share. The II Funds pay RMCI a comprehensive management fee of 0.80% per year based on the average daily net assets of the II Funds.



THE II FUNDS' DISTRIBUTOR is Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701.



    The II Funds have adopted a Rule 12b-1 Plan which allows the II Funds to pay distribution fees for the sale and distribution of its shares. Under the Plan, the distribution expenses are not to exceed an annual rate of the average net asset value of the respective class of the funds as follows: 0.25%, 0.30%, 0.35%, 0.40%, 0.45%, 0.50%, 0.55%, 0.60%, 0.65% and 0.70% of Classes RA, RB, RC,
RD, RE, RF, RG, RH, RI, and RJ, respectively and 0.75%, 0.80%, 0.85%, 0.90%, 0.95%, 1.00%, 1.05%, 1.10%, 1.15%, 1.20%, 0.25% and 1.00% of Class RK, RL, RM,
RN, RO, RP, RQ, RR, RS, RT, Q1 and Q2, respectively. As these fees are paid out of each II Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The II Funds offer multiple clases of shares to meet various account servicing needs. Accordingly, the financial institutions, including, but not limited to banks, brokers, 401(k) plans, financial advisers and financial supermarkets ("Firms"), selling the shares may offer different services at the Firm account level.

                                                                    YOUR ACCOUNT

HOW TO BUY SHARES.

SHARE PRICE: NET ASSET VALUE. Investors pay no sales load or front end sales load to invest in the II Funds. The price you pay for a share of a fund, and the price you receive upon selling or redeeming a share of a fund, is called the fund's net asset value ("NAV") per share. Each II Fund uses the amortized cost method of valuing its securities which does not take into account unrealized gains or losses. This is a standard calculation. The NAV is calculated at 4:00 PM Eastern time. However, NAV is not calculated and purchase and redemption orders are not accepted on days the New York Stock Exchange (the "Exchange") is closed for holidays (New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) and on regional bank holidays (Columbus Day and Veteran's
Day). Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the II Funds.


MINIMUM INITIAL INVESTMENT:

 Regular Accounts       None
 IRA Accounts           $1,000

SUBSEQUENT INVESTMENT REQUIREMENTS:

 Regular Accounts      None
 IRA Accounts          $250

HOW TO PURCHASE


                    BY CHECK. (drawn on a U.S. bank). Please mail to or visit us at 1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the face of the check and make the check payable to The Reserve Funds.



                    BY WIRE. Prior to calling your bank, call The Reserve Funds at 800-637-1700 or the firm from which you received this Prospectus for specific instructions.


                    AUTOMATIC ASSET BUILDER. You may purchase shares of a Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call the Funds at 800-637-1700 for an application.


                    THIRD PARTY INVESTMENTS. Investments made through a third party, such as a financial services agent rather than directly with Reserve, may be subject to policies and fees different than those described here. Firms may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.


    ALL INITIAL INVESTMENTS MUST BE ACCOMPANIED BY AN ACCOUNT APPLICATION OR EQUIVALENT INFORMATION. ALL INVESTMENTS MUST BE IN U.S. DOLLARS. THIRD PARTY,
FOREIGN AND TRAVELERS CHECKS, AS WELL AS CASH INVESTMENTS WILL NOT BE ACCEPTED. PURCHASE ORDERS ARE NOT ACCEPTED ON DAYS THE EXCHANGE IS CLOSED FOR TRADING AND
                            REGIONAL BANK HOLIDAYS.

YOUR ACCOUNT

When purchasing shares, please keep in mind:
    - All checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. If the correct information cannot be determined, the check or wire is returned.
    - Only federal funds wires and checks drawn on the II Fund's bank are eligible for entry as of the business day received.
    - For federal funds wires to be eligible for same-day order entry, the II Funds must be notified before 3:00 PM (Eastern Time, 11:00 AM for the U.S. Treasury II and Interstate Tax-Exempt II Funds) of the amount to be transmitted and the account to be credited. Further, federal fund wires must be received by 4:00 PM (Eastern Time).
    - Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. Investors should be aware it can take up to three (3) business days for payment to be converted to federal funds. Checks delivered to the II Fund's offices after 3:00 PM (Eastern Time, 11:00 AM for the U.S. Treasury II and Interstate Tax-Exempt II Funds) will be considered received the next business day.

    - Investors will be charged a fee (currently $15) for any check that does not clear and will be responsible for any losses suffered by the II Funds as a result.



HOW TO SELL SHARES. Investors may sell (redeem) shares at any time. Shares will be sold at the NAV next determined after the redemption request is received by a fund. Each II Fund usually transmits redemptions the same day when requests are received before 3:00 PM (Eastern time, 11:00 AM for the U.S. Treasury and Interstate Tax-Exempt II Funds) and the next business day for requests received after the time specified. Shares do not earn dividends on the day a redemption is effected. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your request. You may sell shares by calling the II Funds or with a letter of instruction. A shareholder will be charged administrative fees for certain redemptions. A shareholder will be charged $2 on redemption checks less than $100 and $10 on a wire redemption less than $10,000.


      THE RESERVE FUNDS ASSUMES NO RESPONSIBILITY FOR DELAYS IN THE RECEIPT OF
                             WIRED OR MAILED FUNDS.


TELEPHONE REQUESTS. You may redeem by calling The Reserve Funds at 800-637-1700. Unless you decline telephone privileges on your application and the II Funds fail to take reasonable measures to verify the request, the II Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions will be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with a signature guarantee. To change the designated brokerage or bank account, it is necessary to contact the Firm through which shares of a II Fund were purchased or, if purchased directly from the II Funds, it is necessary to send a written request to The Reserve Funds with signature guarantees. The Reserve Funds reserve the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.



WRITTEN REQUESTS. When writing a letter of instruction, please include the name(s) and signature(s) of all account holders (with signature guarantees, if necessary), account number, Fund name, the dollar amount you want to redeem, and how and where to send the proceeds.

                                                                    YOUR ACCOUNT

SIGNATURE GUARANTEES. The following situations require written instructions along with signature guarantee(s).


    (1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account; or

    (2) redemptions on accounts whose address has been changed within the past 30 days; or

    (3) redemption requests to be sent to someone other than the account owner or the address of record.

Signature guarantees are designed to protect both you and the II Funds from fraud by reducing the risk of loss. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/ dealers, national securities exchanges or clearing agencies deemed eligible by the Securities and Exchange Commission. Notaries public cannot provide signature guarantees.


SMALL BALANCES. Because of the expense of maintaining accounts with small balances, the II Funds will either impose a "Small Balance fee" (currently $5 monthly) or remit to the shareholder the proceeds on those accounts with a monthly average account balance of less than $1,000 and no activity other than distributions and dividends for the past 12 consecutive months. Some Firms may establish variations of minimum balances and fee amounts, if those variations are approved by the II Funds.



RESERVATION OF RIGHTS.


The Reserve Funds reserves the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than $250,000 or 1% of the Fund's assets). Further, each II Fund reserves the right to:

    -  refuse any purchase or exchange request,
    -  change or discontinue its exchange privilege,
    -  change its minimum investment amounts,

    - liquidate an account without notice and remit to the shareholder the proceeds, if an account becomes burdensome within the II Funds' discretion,

    - delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions); and

    - upon notice charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of II Fund redemption checks or shareholder checks, copies of statements and special research services.


REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

ACCOUNT STATEMENTS. Shareholders are advised to retain all account statements. You must notify us no later than sixty (60) days after Reserve sent you the statement on which a problem or error first appeared.

SHAREHOLDER COMMUNICATIONS. The Reserve Funds will not send duplicate shareholder communications, such as the Prospectus and Annual Report, to related accounts at a common address, unless instructed to the contrary by you.

ACCOUNT SERVICES

CHECKING, VISA AND ATM ACCESS. You may redeem shares of a II Fund by using your Reserve check writing privileges or VISA Check Card. Check writing privileges include traditional paper checks, as well as Reserve eChecking(SM). Once you complete an application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged under the following circumstances: if you request a stop payment; the check is postdated; the check contains an irregularity in the signature, amount or otherwise; signature or payee is missing; or, is written against accounts with insufficient or uncollected funds. Please do not use your checks to close your account. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA Check Card at ATM's to receive cash. Shareholders will not be charged by The Reserve Funds to use an ATM, but may be charged a surcharge by the ATM owner. Further, there may be separate fees incurred to obtain a VISA Check Card or use Reserve eChecking.


EXCHANGE PRIVILEGE. Investors can exchange all or some of the shares offered for shares in other Reserve money market and equity funds. Investors can request an exchange in writing or by telephone. Unless you decline telephone privileges on your application and/or The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for an unauthorized exchange. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (provided they are available). There is currently no fee for exchanges.


INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the II Funds as an investment for an Individual Retirement Account ("IRA"). Information regarding administration fees and other details is available from The Reserve Funds at 800-637-1700.


RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity through On-Line Access for the previous six months on the Internet at www.reservefunds.com. You must call The Reserve Funds to activate Internet access.

                                                               DIVIDENDS & TAXES

An investment in any mutual fund generally involves tax considerations. The following discussion is intended as general information for U.S. citizens and residents only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the tax consequences of the purchase, ownership or disposition of Fund shares. Any tax liabilities generated by your transactions are your responsibility. Further, the applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive.


The II Funds intend to maintain their regulated investment company status for federal income tax purposes, so that they will not be liable for federal income taxes to the extent their taxable income and net capital gains are distributed. However, it is possible that events could occur which could cause a fund to incur some U.S. taxes. Dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account) in the tax year they are declared. The tax status of any distribution is the same regardless of how long an investor has been in a II Fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in an annual tax statement from The Reserve Funds.


On each day the New York Stock Exchange is open, each II Fund declares dividends of all of its daily net investment income (and net short-term capital gains, if any) to shareholders. All dividends and capital gains distributions, if any, are paid in the form of additional shares credited to an investor's account at NAV unless the shareholder has elected writing or on the Account Application to receive cash dividends, in which case monthly dividend checks are sent to the shareholder.

Dividends paid to shareholders of the U.S. Treasury II Fund are subject to federal income tax but generally are exempt from state and local personal income taxes.

BACKUP WITHHOLDING. As with all mutual funds, a fund may be required to withhold U.S. federal income tax at the current rate required by law of all taxable distributions payable to certain shareholders who fail to provide The Reserve Funds with their correct taxpayer identification number ("TIN") or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Special rules apply for certain accounts. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. Shareholders should be aware that The Reserve Funds may be fined $50 annually by the IRS for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account.

FINANCIAL HIGHLIGHTS

    As of the date of this Prospectus, the II Funds had not yet commenced investment operations.


                                ---------------
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                ---------------

                  THIS STATEMENT IS NOT PART OF THE PROSPECTUS
                 PROTECTING YOUR PRIVACY AT THE RESERVE FUNDS*


PROTECTING CUSTOMER INFORMATION
Keeping your personal information secure and private is important to us at Reserve, whether you are a Reserve customer or visitor to the public areas on our Web site. That's why we want you to understand how we protect your privacy when we collect and use information about you, and the measures we take to safeguard that information.

AS A CUSTOMER, ALL PERSONAL INFORMATION YOU PROVIDE IS USED EXCLUSIVELY TO ADMINISTER OUR BUSINESS AND RELATED SERVICES IN A MANNER CONSISTENT WITH ALL APPLICABLE LAWS AND REGULATIONS. IT IS KEPT CONFIDENTIAL AND NOT SOLD TO ANY THIRD-PARTY FOR USE IN MARKETING OR SOLICITATION. WE MAINTAIN YOUR PERSONAL INFORMATION ACCORDING TO STRICT STANDARDS OF SECURITY AND CONFIDENTIALITY.

Reserve's corporate policies require that employees with access to confidential customer information not use or disclose the information except for business use. All employees are required to safeguard such information.

WHO IS COVERED BY OUR PRIVACY POLICY
We provide our Privacy Policy to customers when they open a new account and annually after that. You can always review our current policy online at www.reservefunds.com. If we change our privacy policies to permit us to share additional information we have about you, as described below, or to permit disclosures to additional types of parties, you will be notified in advance.

This Privacy Policy applies to consumers who are customers and former customers of The Reserve Funds. Similarly, customers who receive information from Reserve through the Internet are covered by this policy which is also posted on www.reservefunds.com. Our Web site contains links to unaffiliated Web sites other than www.reservefunds.com. The Reserve Funds is not responsible for the privacy practices or the content of other such Web sites.

TYPES OF INFORMATION
As part of providing you with your account with The Reserve Funds and related online and offline products and services, we obtain nonpublic personal information about you such as:

- Information we receive from you on applications, incoming phone calls, online registrations or other forms (such as your name, address, e-mail address, social security number and income);

- Information about your Reserve account and account transactions (e.g., your Reserve account number, spending and payment history, your use of online products and services) and other transactions with The Reserve Funds and others;

- Information about your creditworthiness, credit history, and other information about you that we obtain from consumer reporting agencies, from other companies we work with, and information obtained in connection with our efforts to protect against fraudulent or unauthorized use of your account(s).

- If you visit our Web site, we use software to collect anonymous data including IP addresses, browser types, referring pages, pages visited and date and time spent on our site. This information is used in aggregate to analyze and improve our Web site. With or without cookies, our Web site keeps track of usage data, such as the source address that a page request is coming from, your IP address or domain name, the date and time of the page request, the referring Web site (if any) and other parameters in the URL. We use this data to better understand Web site usage. This information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our Web site www.reservefunds.com for more information.

- If you utilize Reserve's online services, we retain your user ID and password and information about your use of our Web site so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

You can be assured that the information you share with us will remain with Reserve unless you authorize us differently.

USE OF INFORMATION
Whenever we collect personal information from you, we will reference this pledge and notification or otherwise explain to you how we intend to use that information. We use personal information in ways that are compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business and to deliver superior service. Reserve shares the information it has about you, as described above, to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:

- Sharing Information for Legal and Routine Business Reasons. Reserve may disclose information we have about you as required by law. We do reserve the right to disclose or report personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third-party service providers for the sole purpose of performing services for The Reserve Funds. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve Funds, such as printing statements, checks, etc.

- Sharing Information for Marketing Purposes. We may also share information we have about you, as described above, hired by Reserve to market our products and services.

- Sharing Information among the Reserve Funds. Reserve offers a selection of financial products and services. We may share information we have about you, as described above, among The Reserve Funds. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

QUESTIONS?
If you have any questions, please call our Customer Service Department at 800-637-1700 between the hours of 8:30am and 6:00pm (EST) or send a letter to:

        The Reserve Funds
       Attn: Administrative Department
       1250 Broadway
       New York, NY 10001-3701

WE CONTINUE TO EVALUATE OUR EFFORTS TO PROTECT PERSONAL INFORMATION AND MAKE EVERY EFFORT TO KEEP YOUR PERSONAL INFORMATION ACCURATE AND CURRENT. IF YOU IDENTIFY ANY ERROR IN YOUR PERSONAL INFORMATION OR NEED TO MAKE A CHANGE TO THAT INFORMATION, PLEASE CONTACT US AND WE WILL PROMPTLY UPDATE OUR RECORDS. IF YOU HAVE ANY QUESTIONS OR CONCERNS, PLEASE CONTACT US BY E-MAIL AT customerservice@reservefunds.com OR CALL US AT 1-800-637-1700.


* All references in this notice to "The Reserve Funds" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management Co., Inc., or RESRV PARTNERS, INC.

This Prospectus contains the information about each fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each fund, describe fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the funds' performance.

These documents may be obtained without charge by writing or calling The Reserve Funds at 800-637-1700. You can download the documents from the EDGAR database of the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (1-202-942-8090) or by electronic mail request at publicinfo@sec.gov or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

                    INVESTORS ARE ADVISED TO READ AND RETAIN
                     THIS PROSPECTUS FOR FUTURE REFERENCE.


[LOGO] THE RESERVE FUNDS
       "The World's First Money-Market Fund"-TM-


1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700--www.reservefunds.com

Distributor--Resrv Partners, Inc.

II Funds/02/2002
SEC File Number
The Reserve Fund
811-07293
The Reserve Tax-Exempt Trust
811-3696



      [LOGO] THE RESERVE FUNDS
             Founders of "The World's First Money-Market Fund"-TM- Est. 1970


      PRIMARY II FUND

      U.S. GOVERNMENT II FUND

      U.S. TREASURY II FUND

      INTERSTATE TAX-EXEMPT II FUND


      PROSPECTUS
                 , 2003

THE RESERVE FUNDS
                     1250 BROADWAY, NEW YORK, NY 10001-3701
                          212-401-5500 | | 800-637-1700
                                   ----------

                      24-HOUR YIELD AND BALANCE INFORMATION
                NATIONWIDE 800-637-1700 | | www.reservefunds.com

                      THE RESERVE FUND MONEY-MARKET FUNDS:
             PRIMARY II, U.S. GOVERNMENT II & U.S. TREASURY II FUNDS
           THE RESERVE TAX-EXEMPT TRUST: INTERSTATE TAX-EXEMPT II FUND
                       STATEMENT OF ADDITIONAL INFORMATION

     This Statement of Additional Information ("SAI") describes The Reserve Fund and three of its money market funds: Primary II Fund, U.S. Government II Fund and U.S. Treasury II Fund and the Reserve Tax-Exempt Trust and one of its money market funds: Interstate Tax-Exempt II Fund (each a "II Fund", together the "II Funds").

The Reserve Fund was originally organized as a Maryland corporation on February 1, 1970 and re-organized on October 28, 1986 as a Massachusetts business trust and is an open-end management investment company, commonly known as a "mutual fund". At the date of this SAI, there were seven separate series (funds) authorized and outstanding: Primary, U.S. Government, U.S. Treasury, Primary II, U.S. Government II, U.S. Treasury II and Strategist Money-Market Funds.

The Reserve Tax-Exempt Trust was organized as Massachusetts business trust on January 25, 1983 and is an open-end management investment company. At the date of this SAI, there were eleven (11) separate series of Reserve Tax-Exempt Trust authorized and outstanding: Interstate, Interstate II, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds.

The Reserve Fund and the Reserve Tax-Exempt Trust (each a "Trust," together the "Trusts" or "The Reserve Funds") are both registered with the Securities & Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act").

Additional series (funds) and classes may be added to each Trust in the future by the Board of Trustees ("Board" or "Trustees"). This Statement is not a Prospectus, but provides detailed information to supplement the Prospectus dated May ___, 2003, and should be read in conjunction with it. A copy of the Prospectus may be obtained without charge by writing or calling the II Funds at the above address or telephone number. The SEC maintains a web site (http://www.sec.gov) where you can download the SAI, the Prospectus, material incorporated by reference & other information regarding the II Funds. This SAI covers the Primary II, U.S. Government II, U.S. Treasury II and Interstate Tax-Exempt II Funds and is dated May ___, 2003.

                                TABLE OF CONTENTS

                                                                          PAGE
       Description of Funds                                                 2
       Investment Strategies and Risks                                      2
       Management of the Trust                                             13
       Investment Management, Distribution and Custodian Agreements        16
       Information About the Trust                                         18
       How to Buy and Sell Shares                                          19
       Dividends, Distributions and Taxes                                  25
       Yield Information                                                   27
       General Information                                                 28
       Ratings                                                             28
       Financial Statement                                                 29

SHARES OF THE II FUNDS ARE NEITHER GUARANTEED NOR INSURED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE II FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

                           DESCRIPTION OF THE II FUNDS

     The investment objective of Primary II, U.S. Government II, and U.S. Treasury II Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The Interstate Tax-Exempt II Fund's investment objective is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity. These investment objectives may not be changed without the vote of a majority of the outstanding shares of the II Funds as defined in the 1940 Act. The II Funds seek to maintain a stable $1.00 share price. However, achievement of these objectives is not guaranteed.

     Investment in the II Funds is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation or any other government agency. Although each II Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the II Funds. Money-market funds are subject to federal regulations designed to help maintain liquidity. The regulations set strict standards for credit quality, diversification and maturity (397 days or less for individual securities, 90 days or less for the average portfolio life).

     The II Funds are non-diversified mutual funds. Management investment companies, known as "mutual funds," can be divided into "diversified" and "non-diversified". Under Section 5(b) of the 1940 Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any issues not greater than 5% of the value of the assets of the fund and not more than 10% of the voting shares of any one issuer. Any management company other than a diversified company is defined as a "non-diversified" company pursuant to Section 5(b)(2). In addition, each of its separate investment portfolios (funds) intends to comply with the diversification requirement of Rule 2a-7 under the 1940 Act which places certain limits on a fund's investments in any one issuer's securities in order to limit investment risk. With few exceptions, under Rule 2a-7, a fund may invest no more than 5% of its assets in securities of any one issuer, except U.S. government securities.

     Reserve Management Co., Inc. ("RMCI") serves as the II Funds' investment adviser. Resrv Partners, Inc. ("RESRV"), which is an affiliate of RMCI, is a distributor of the II Funds' shares. RMCI and RESRV are located at 1250 Broadway, New York, NY 10001-3701.

     The following information supplements and should be read in conjunction with the Prospectus.

                          INVESTMENT STRATEGIES & RISKS

     Each II Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the fund, commonly called a "master/feeder" structure. Rather than investing directly in securities, the II Fund is a "feeder fund," meaning that it invests in a corresponding "master fund". The master fund, in turn invests in securities using the strategies described in this Prospectus.

     The Primary II, U.S. Government II and U.S. Treasury II Funds each invest all of its assets in Class 8 shares of the Primary, U.S. Government and U.S. Treasury Funds, respectively, each a series of The Reserve Fund, a registered investment company, rather than directly in a portfolio of securities. The Primary, U.S. Government and U.S. Treasury Funds seek to provide as high a level of current income as is consistent with preservation of capital and liquidity.

The Interstate Tax-Exempt II Fund invests all of its assets in Class 8 shares of Interstate Tax-Exempt Fund, a series of the Reserve Tax-Exempt Trust Fund, a registered investment company, rather than directly in a portfolio of securities. The Interstate Tax-Exempt Fund seeks to provide as high a level of short-term income exempt from federal income taxes as is consistent with preservation of capital and liquidity. This structure is different from that of other Reserve funds and many other investment companies, which directly acquire and manage their own portfolio of securities.

FUND POLICIES OF THE PRIMARY II, U.S. GOVERNMENT II, U.S. TREASURY II & INTERSTATE TAX-EXEMPT II FUNDS. Each II Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a II Fund. A majority of the outstanding shares of a II Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the II Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the II Fund.

The Primary II, U.S. Government II and U.S Treasury II Funds cannot:

(1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;
(2) issue senior securities except in compliance with the Investment Company Act of 1940;
(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(4) invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that a fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the fund. This restriction does not apply to investments by a fund in securities of the U.S. Government or its agencies and instrumentalities or to investments by the Primary II Fund in obligations of domestic branches of U.S. banks and U.S. branches of foreign banks which are subject to the same regulation as U.S. banks;

(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts;
(6) lend more than 33 1/3% of the value of its total assets, except to the extent its investments may be considered loans;
(7) sell any security short or write, sell or purchase any futures contract or put or call option; and
(8)  make investments on a margin basis.

The Interstate Tax-Exempt II Fund cannot:

(1) invest in any security other than those discussed herein or in the Prospectus;
(2) borrow money except as a temporary or emergency measure (but not for the purpose of purchasing investment securities), and not in an amount to exceed 5% of the value of its total assets;
(3) issue senior securities except in compliance with the Investment Company Act of 1940;
(4) act as an underwriter with respect to the securities of others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(5) invest 25% or more of the market value of its total assets in the securities of issuers in any one particular industry, except that the II Fund will be permitted to invest all or a portion of its assets in another diversified, open-end management investment company with substantially the same investment objective, policies and restrictions as the II Fund. This restriction does not apply to investments by the II Fund in securities of the U.S. Government or its agencies and instrumentalities. The II Fund may not invest more than 25% of its total assets in securities paying interest from revenues of similar type projects or industrial development bonds;
(6) purchase, sell or otherwise invest in real estate or commodities or commodity contracts; however, the II Fund may purchase municipal obligations secured by interests in real estate;

(7) lend more than 33 1/3% of the value of its total assets, except to the extent its investments are considered loans;

(8) sell any security short or write, sell or purchase any futures contract or put or call option; provided, however, the II Fund shall have the authority to purchase municipal obligations subject to a stand-by commitment, at the II Fund's option; and

(9)  make investments on a margin basis.

BORROWING BY THE II FUNDS. Each II Fund has the authority to borrow money (including reverse repurchase agreement involving sales by a II Fund of portfolio securities concurrently with an agreement by the II Fund to repurchase the same securities at a later date at a fixed price) for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Borrowing may subject a II Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A II Fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each II Fund will not purchase securities while borrowings are outstanding.

TEMPORARY DEFENSIVE POSITION FOR THE II FUNDS. The II Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, a II Fund may take temporary defensive positions that are inconsistent with that II Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a II Fund adopts a temporary defensive position, the II Fund might not be able to attain its objective.

The Primary II and U.S. Government II Funds would, in adopting a temporary defensive position, buy more conservative U.S. Government securities. If the U.S. Treasury II Fund were to adopt a defensive position, it would most likely increase its investment in repurchase agreements and exceed the 5% of its total assets limitation stated in the Prospectus. Further, in an extreme emergency, the Primary II, U.S. Government II and U.S. Treasury II Funds would maintain a large percentage of uninvested cash.

The Interstate Tax-Exempt II Fund, in adopting a temporary defensive position, from time to time may invest in taxable short-term investments ("taxable investments") consisting of obligations backed by the full faith and credit of the U.S. government, its agencies or instrumentalities ("U.S. Government Securities"), deposit-type obligations, acceptances, letters of credit of Federal Deposit Insurance Corporation member banks and instruments fully collateralized by such obligations, including repurchase agreements. Unless the Interstate Tax-Exempt II Fund has adopted a temporary or defensive position, no more than 20% of the net assets of Interstate Tax-Exempt II Fund will be invested in taxable investments at any time. In addition, the Interstate Tax-Exempt II Fund may distribute income subject to federal or local or state personal income tax.

RISKS OF INVESTING IN THE II FUNDS. The principal risk factors associated with investment in the II Fund are the risks associated with investment in the Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Funds
(each, a "Fund," collectively the "Funds"). The following sections contain more detailed information about the types of instruments in which the underlying funds may invest, strategies the Adviser may employ, and a summary of related risks, as well as the respective fund policies.

                 PRIMARY, U.S. GOVERNMENT & U.S. TREASURY FUNDS

INVESTMENT STRATEGIES and RISKS. The U.S. Government Fund will invest, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in securities of the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments. The U.S. Treasury Fund will invest, under normal market conditions, at least 80% of its net assets plus any borrowings for investment purposes in securities backed by the full faith and credit of the U.S. government. Neither the U.S. Government Fund nor the U.S. Treasury Fund intend to borrow for investment purposes. The 80% investment policies will not be applicable during periods when the Funds pursue a temporary defensive strategy, as discussed below. The Funds' 80% investment policies are fundamental and may not be changed without a Majority Vote (as defined below).

FUND POLICIES OF THE PRIMARY, U.S. GOVERNMENT & U.S. TREASURY FUNDS. Each Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. A majority of the outstanding shares of a Fund means the vote of the lesser of
(i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund (a "Majority Vote"). A fund cannot:

(1) borrow money except as a temporary or emergency measure and not in an amount to exceed 5% of the market value of its total assets;

(2)  issue senior securities except in compliance with the 1940 Act;

(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;
(4) concentrate investments in any particular industry, except to the extent that its investments are concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations;
(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts;
(6) lend more than 33 1/3% of the value of its total assets, except to the extent its investments may be considered loans;
(7) sell any security short or write, sell or purchase any futures contract or put or call option; and
(8)  make investments on a margin basis.

     Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

     Although the Primary, U.S. Government & U.S. Treasury Funds are not currently using a "master/feeder" structure, based upon shareholder approval, they may use a "master/feeder" structure. Rather than investing directly in securities, the fund is a "feeder fund," meaning that it invests in a corresponding "master fund". The master fund, in turn invests in securities using the strategies described in this Prospectus.

FUND STRATEGIES OF THE PRIMARY, U.S. GOVERNMENT & U.S. TREASURY FUNDS.

The following section contains more detailed information about types of instruments in which a Fund may invest, strategies the Adviser may employ, and a summary of related risks. The Primary, U.S. Government & U.S. Treasury Funds may not buy all of these instruments or use all of these techniques; they will be utilized if in the Adviser's opinion it believes that the utilization will help a Fund achieve its investment objective.

U.S. GOVERNMENT SECURITIES. U.S. government securities include a variety of instruments which are issued or guaranteed by the U.S. Treasury, various agencies of the federal government and various instrumentalities which have been established or sponsored by the U.S. government, and certain interests in the foregoing types of securities such as U.S. Treasury STRIPS. U.S. government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds). Obligations such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association ("FNMA"), the Student Loan Marketing Association ("SLMA") and the Federal Home Loan Bank ("FHLB") are also considered U.S. government securities. Some obligations of agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. government. Other securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

     U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of direct obligations of the U.S. Treasury. These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or
(iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

BANK OBLIGATIONS. The Primary Fund may invest in bank obligations that include certificates of deposit, banker's acceptances, letters of credit and time deposits. A certificate of deposit is a negotiable certificate representing a bank's obligation to repay funds deposited with it, earning a specified rate of interest over a given period. A banker's acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer. A time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time. A letter of credit is an unconditional guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

     Domestic banks are subject to extensive government regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is dependent largely upon the availability and cost of funds. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry. Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of Federal Reserve System only if they elect to join. As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness.

FOREIGN BANK OBLIGATIONS. The Primary Fund may invest in obligations of foreign banks and foreign branches of U.S. and foreign banks which at the time of investment have more than $25 billion (or the equivalent in other currencies) in total assets. Investment in these securities involve risks which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. standards.

MUNICIPAL OBLIGATIONS. The Primary Fund may invest in municipal obligations. The interest on these municipal obligations is not exempt from federal income tax. They may be issued to raise money for various public purposes such as constructing public facilities. Certain types of municipal obligations are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

     The Primary Fund will purchase municipal securities which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Funds may invest, pursuant to guidelines established by the Trustees.

     Municipal obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on the Primary Fund's ability to purchase municipal securities on a when-issued basis. At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). Each Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. RMCI does not believe that a Fund's NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

     Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

COMMERCIAL PAPER. The Primary Fund may not invest in commercial paper.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS. A repurchase agreement ("repo") transaction occurs when the fund purchases and simultaneously contracts to resell securities at fixed prices. Each Fund will limit repos to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Primary, U.S. Government & U.S. Treasury Funds' Trustees. Repos are considered by the SEC staff to be loans by the fund that enters into them. Repos could involve risks in the event of a default of the repo counter-party to the agreement, including possible delays, losses or restrictions upon the fund's ability to dispose of the underlying securities. In an attempt to reduce the risk of incurring a loss on a repo, RMCI will follow procedures intended to provide that all repos are at least 100% collateralized as to principal and interest. A Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the account of the Fund's Custodian. If the seller defaults on the repurchase obligation, the Fund could incur a loss and may incur costs in disposing of the underlying security. A Fund will not hold more than 10% of its net assets in illiquid securities, including repurchase agreements maturing in more than seven
(7) days.

     Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Fund has valued the instruments. The liquidity of a Fund's investments is monitored under the supervision and direction of the Trustees. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.

     The Primary Fund and U.S. Government Funds may sell securities in a reverse repo when it is considered advantageous, such as to cover net redemptions or to avoid a premature outright sale of its portfolio securities. In a typical reverse repo transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of it to a second party in return for receiving a percentage of its value. By repaying the repo counterparty the value received plus interest, the Fund repurchases the transferred security. It is the Fund's policy that entering into a reverse repo transaction will be for temporary purposes only and, when aggregated with other borrowings, may not exceed 5% of the value of the total assets of the fund at the time of the transaction.

SECURITIES LENDING AGREEMENTS. The Primary Fund and U.S. Government Fund may, to increase their income, lend their securities to brokers, dealers and institutional investors if the loan is collateralized in accordance with applicable regulatory requirements (the "Guidelines") and if, after any loan, the value of the securities loaned does not exceed 25% of the value of its assets. Under the present Guidelines, the loan collateral must, on each business day, be at least equal to the value of the loaned securities plus accrued interest and must consist of cash or securities of the U.S. government (or its agencies or instrumentalities). The Primary, U.S. Government & U.S. Treasury Funds receive an amount equal to the interest on loaned securities and also receive negotiated loan fees. The Primary, U.S. Government & U.S. Treasury Funds may also pay reasonable finders, custodian and administrative fees. Loan arrangements made by a Fund will comply with all other applicable regulatory requirements including the rules of the New York Stock Exchange ("NYSE" or "Exchange"), which require the borrower, after notice, to redeliver the securities within the normal settlement time of three (3) business days. The Primary and U.S. Government Funds may from time to time lend securities on a short-term basis to banks, brokers and dealers (but not individuals) and receive as collateral cash or securities issued by the U.S. government or its agencies or instrumentalities. The collateral will be required to be maintained at all times in an amount equal to at least 100% of the current value of the loaned securities plus accrued interest.

RISKS OF INVESTING IN THE PRIMARY, U.S. GOVERNMENT & U.S. TREASURY FUNDS. The principal risk factors associated with investment in each Fund are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities, which comprise a Fund's assets; consequently when you sell (redeem) your shares of a Fund, they could be worth more or less than what you paid for them. In addition to the general investment risks of the Funds that are common to and may affect the money-market industry as a whole, there are risks specific to the types of securities held, which have been outlined above.

     The Primary, U.S. Government & U.S. Treasury Funds follow regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the Funds to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSRO"s), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment manager. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Should a security's high-quality rating change after purchase by a fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the Fund by the Trustees.

BORROWING BY THE PRIMARY, U.S. GOVERNMENT & U.S. TREASURY FUNDS. Each Fund has the authority to borrow money (including reverse repos involving sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price) for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Borrowing may subject a Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. A Fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, each Fund will not purchase securities while borrowings are outstanding.

TEMPORARY DEFENSIVE POSITION FOR THE PRIMARY, U.S. GOVERNMENT & U.S. TREASURY FUNDS. The Primary, U.S. Government & U.S. Treasury Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

The Primary and U.S. Government Funds would, in adopting a temporary defensive position, buy more conservative U.S. Government securities. If the U.S. Treasury Fund were to adopt a defensive position, it would most likely increase its investment in repurchase agreements and exceed the 5% of its total assets limitation stated in the Prospectus. Further, in an extreme emergency, all Funds would maintain a large percentage of uninvested cash.

INTERSTATE TAX-EXEMPT FUND

FUND POLICIES OF THE INTERSTATE TAX-EXEMPT FUND. The Fund's investment objective and the following investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of a Fund. A majority of the outstanding shares of the Fund means the vote of the lesser of (i) 67% or more of the shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The Fund cannot:

(1) invest in any security other than those discussed herein or in the Prospectus;

(2) borrow money except as a temporary or emergency measure (but not for the purpose of purchasing investment securities), and not in an amount to exceed 5% of the value of its total assets;

(3) issue senior securities except in compliance with the 1940 Act;

(4) act as an underwriter with respect to the securities of others, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(5) concentrate investments in any particular industry except to the extent that its investments are concentrated exclusively in municipal obligations, U.S. Governments or instruments secured by such obligations; with respect to not concentrating a Fund's investment in any particular industry, the Fund may not invest more than 25% of its total assets in securities paying interest from revenues of similar type projects or industrial development bonds;

(6) purchase, sell or otherwise invest in real estate or commodities or commodity contracts; however, a Fund may purchase municipal obligations secured by interests in real estate;

(7) lend more than 33 1/3% of the value of its total assets, except to the extent its investments are considered loans;

(8) sell any security short or write, sell or purchase any futures contract or put or call option; provided, however, the Fund shall have the authority to purchase municipal obligations subject to a stand-by commitment, at the Fund's option; and

(9)  make investments on a margin basis.

     Notwithstanding the foregoing investment restrictions, the Interstate Tax-Exempt Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

     Although the Interstate Tax-Exempt Fund is not currently using a "master/feeder" structure, based upon shareholder approval, it may use a "master/feeder" structure. Rather than investing directly in securities, the fund is a "feeder fund," meaning that it invests in a corresponding "master fund". The master fund, in turn invests in securities using the strategies described in this Prospectus. One potential benefit of this structure is lower costs, because the expenses of the master fund can be shared with any other feeder funds.

FUND STRATEGIES OF THE INTERSTATE TAX-EXEMPT FUND. The following section contains more detailed information about types of instruments in which the Fund may invest, strategies the Adviser may employ, and a summary of related risks. The Fund may not buy all of these instruments or use all of these techniques; they will be utilized if in the Adviser's opinion it believes that the utilization will help the Fund achieve its investment objective.

     RMCI uses its reasonable business judgment in selecting investments in addition to considering the ratings of Moody's, S&P and other rating services, when available. This analysis considers, among other things, the financial condition of the issuer by taking into account present and future liquidity, cash flow and capacity to meet debt service requirements. Since the market value of debt obligations fluctuates as an inverse function of changing interest rates, the fund seeks to minimize the effect of such fluctuations by investing in instruments with remaining maturities of 397 days or less and limiting its average maturity to 90 days or less.

TYPES OF SECURITIES. Money-market securities are high-quality, short-term securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money-market fund having demand or put features, which have the effect of shortening the security's maturity. Municipal money-market securities include variable rate demand bonds, commercial paper, municipal notes and shares of municipal money-market funds.

     Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values. Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.

     The Fund may purchase floating and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Fund will not invest more than 10% of the value of its assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

     The Fund may purchase participation interests in municipal obligations from financial institutions. A participation interest gives the Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation. These instruments may have fixed, floating or variable rates of interest. Frequently, such instruments are secured by letters of credit or other credit support arrangements provided by banks. These securities may be subject to greater risks than other money market securities because of their structure.

     Interest received on certain otherwise tax-exempt securities ("private activity bonds") is subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT. However, as of the date of this Prospectus, the Fund has not and does not purchase such securities, but reserves the right to do so depending on market conditions in the future.

MUNICIPAL SECURITIES. Municipal securities are issued to raise money for a variety of public and private purposes, including general financing for state and local governments, or financing for a specific project or public facility. Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

Certain types of municipal obligations are issued to obtain funding for privately operated facilities. Municipal securities generally are classified as "general obligation" or "revenue" and may be purchased directly or through participation interests. General obligation securities typically are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Revenue securities typically are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special tax or other specific revenue source. Private activity bonds and industrial development bonds are, in most cases, revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The credit quality of private activity bonds is frequently related to the credit standing of private corporations or other entities. Municipal obligations bear fixed, variable or floating rates of interest.

     The Fund will purchase municipal securities, which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by Standard & Poor's Corporation ("S&P") or the equivalent. Municipal obligations, which are not rated, may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Fund may invest, pursuant to guidelines established by their Boards of Trustees.

     Municipal obligations are sometimes offered on a "when-issued" or delayed delivery basis. There is no limit on the Fund's ability to purchase municipal securities on a when-issued basis. The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase of such municipal obligations. During the period between the purchase and settlement dates, no payment is made by the Fund to the issuer and no interest accrues to the Fund on such securities. To the extent that assets of a Fund purchasing such securities are not invested prior to the settlement of a purchase of securities, a Fund will earn no income, however, it is the Fund's intent to be as fully invested as is practicable. While when-issued securities may be sold prior to settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value ("NAV"). The Fund will also maintain readily marketable assets at least equal in value to commitments for when-issued securities specifically for the settlement of such commitments. RMCI does not believe that the Fund's NAV or income will be adversely affected by the purchase of municipal obligations on a when-issued basis.

     Specific types of municipal obligations and the risks of each are described more fully below.

     There are two types of education-related bonds: (i) those issued to finance projects for public and private colleges and universities, and (ii) those representing pooled interests in student loans. Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding. Student loan revenue bonds are generally offered by state authorities or commissions and are backed by pools of student loans. Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the U.S. Department of Education through its guaranteed student loan program. Others may be private, uninsured loans made to parents or students that are supported by reserves or other forms of credit enhancement.

Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans. Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance. Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

     The risks associated with electric utilities include the availability and cost of fuel and capital, the effects of conservation on energy demand, the effects of rapidly changing environmental safety, and licensing requirements, and other federal, state, and local regulations, timely and sufficient rate increases, increasing competition, opposition to nuclear power and legislative changes.

     A major revenue source for the health care industry is payments from the Medicare and Medicaid programs and, consequently, the industry is sensitive to legislative changes and reductions in spending for such programs. Many other factors may affect health care-related obligations, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); legislative and regulatory changes by private and governmental agencies, as well as competition among health care providers.

     Housing revenue bonds are generally issued by a state, county, city, local housing authority, or other public agency. Generally they are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue. It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages. Therefore, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Many factors may affect the financing of housing projects, including but not limited to: acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

     Transportation-related municipal securities may be issued to finance the construction of toll roads, highways, airports, or other transit facilities. Airport bonds are dependent on the stability of the airline industry and a specific carrier who uses the airport as a hub. Air traffic generally follows broader economic trends as well as the price and availability of fuel. The cost and availability of fuel affects toll road bonds as do toll levels, the presence of competing roads and the general economic health of an area. Fuel costs and availability generally affects all transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

     Water and sewer revenue bonds are often considered to have relatively secure credit due to their issuer's importance, monopoly status, and generally unimpeded ability to raise rates. Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults and could in the future. Further, public resistance to rate increases, costly environmental litigation, and federal environmental mandates are challenges faced by issuers.

     In view of a Fund's investment in industrial development revenue bonds and notes secured by letters of credit or guarantees of banks, an investment in a fund's shares should be made with an understanding of the characteristics of the banking industry and the risks such an investment may entail. Banks are subject to extensive government regulations which may limit both the amounts and types of loans and other financial commitments which may be made and interest rates and fees which may be charged. The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money-market conditions. In addition, general economic conditions play an important part in the operations of this industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank's ability to meet its obligations under a letter of credit.

RISKS OF INVESTING IN THE INTERSTATE TAX-EXEMPT FUND. The principal risk factors associated with investment in the Fund are the risk of fluctuations in short-term interest rates, the risk of default among one or more issuers of securities which comprise a Fund's assets; consequently when you sell (redeem) your shares of a Fund, they could be worth more or less than what you paid for them. In addition to the general investment risks of the Fund that are common to and may affect the money-market industry as a whole, there are risks specific to the types of securities held.

     Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

     The value of municipal securities may be affected by uncertainties in the municipal market-related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy. Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced from time to time. Proposals also may be introduced before the individual state legislatures that would affect the state tax treatment of a municipal fund's distributions. This could have a significant impact on the prices of some or all of the municipal securities held by a fund, making it more difficult for a money-market fund to maintain a stable net asset value ("NAV") per share.

     Debt and money-market securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt or money-market security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities can be more sensitive to interest rate changes. The longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. For example, a major increase in interest rates or a decrease in the credit quality of the issuer of one of the Fund's investments could cause that Fund's share price to decrease.

     Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer's securities. Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities. Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value. In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

     Yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money-market factors, conditions in the tax-exempt securities market, size of a particular offering, maturity of the obligation and rating of the issue. The ability of the fund to achieve its investment objective is also dependent on the continuing ability of issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

     Another risk factor associated with investment in the Interstate Tax-Exempt Fund is "non-diversification". As a non-diversified investment company, the Fund is permitted to have all its assets invested in a limited number of issuers. However, the Interstate Tax-Exempt Fund intends to qualify as a "regulated investment company" for purposes of the "Subchapter M" of the Internal Revenue Code. This limits the aggregate value of all investments (except United States government securities, securities of other regulated investment companies, cash and cash items) so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer. Further, each fund will be consistent with Rule 2a-7 under the 1940 Act, invest as a diversified fund.

     The Interstate Tax-Exempt Fund follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds. These require the Interstate Tax-Exempt Fund to invest exclusively in high-quality securities. Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (NRSROs), or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Trustees. High-quality securities may be "first tier" or "second tier" securities. First tier securities may be rated within the highest category or determined to be of comparable quality by the investment manager. Money market fund shares and U.S. government securities also are first tier securities. Second tier securities generally are rated within the second-highest category. Should a security's high-quality rating change after purchase by the Fund, the investment adviser would take such action, including no action, as determined to be in the best interest of the Fund by the Trustees.

BORROWING BY THE INTERSTATE TAX-EXEMPT FUND. The Fund has the authority to borrow money (including reverse repos involving sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price) for extraordinary or emergency purposes but not in an amount exceeding 5% of its total assets. Borrowing may subject the Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds. The Fund normally may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash. Borrowing can involve leveraging when securities are purchased with the borrowed money. To avoid this, the Fund will not purchase securities while borrowings are outstanding.

TEMPORARY OR DEFENSIVE POSITION FOR INTERSTATE TAX-EXEMPT FUND. The Fund will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and SAI. However, from time to time, the Fund may take temporary or defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions (including meeting IRS diversification requirements). If the Interstate Tax-Exempt Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

     In response to market, economic, political or other conditions, RMCI may temporarily use different investment strategies for temporary or defensive purposes. If RMCI does so, different factors could affect a fund's performance, and a fund may distribute income subject to federal or local or state personal income tax. Although it is not the current intention, from time to time a fund may invest in taxable short-term investments ("taxable investments") consisting of obligations backed by the full faith and credit of the U.S.
government, its agencies or instrumentalities ("U.S. Government Securities"), deposit-type obligations, acceptances, letters of credit of Federal Deposit Insurance Corporation member banks and instruments fully collateralized by such obligations, including repurchase agreements. Unless the Fund has adopted a temporary or defensive position, no more than 20% of the net assets of the Fund will be invested in taxable investments at any time.

TRANSACTION CHARGES AND ALLOCATION FOR THE PRIMARY II, U.S. GOVERNMENT II, U.S. TREASURY II AND INTERSTATE TAX-EXEMPT II FUNDS. With respect to the Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Funds in which the Primary II, U.S. Government II, U.S. Treasury II and Interstate Tax-Exempt II Funds invest their assets, respectively, the Reserve Management Company, Inc. is responsible for decisions to buy and sell securities, broker-dealer selection and negotiation of commission rates.

As investment securities transactions made by the Funds are normally principal transactions at net prices, the Funds do not normally incur brokerage commissions. Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter and after market transactions with dealers involve a spread between the bid and asked prices. The Primary, U.S. Government & U.S. Treasury Funds have not paid any brokerage commissions during the past three fiscal years.

      Subject to the overall supervision of the officers of the Funds and the Trustees, RMCI places all orders for the purchase and sale of the Fund's investment securities. In the purchase and sale of investment securities, RMCI will seek to obtain prompt and reliable execution of orders at the most favorable prices and yields. In determining best price and execution, RMCI may take into account a dealer's operational and financial capabilities, the type of transaction involved, the dealer's general relationship with RMCI, and any statistical, research, or other services provided by the dealer to RMCI. To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to Funds as determined by RMCI. Brokers or dealers who execute investment securities transactions may also sell shares of the Funds; however, any such sales will be neither a qualifying nor disqualifying factor in the selection of brokers or dealers.

     When orders to purchase or sell the same security on identical terms are simultaneously placed for the Funds and other investment companies managed by RMCI, the transactions are allocated as to amount in accordance with each order placed for each Fund. However, RMCI may not always be able to purchase or sell the same security on identical terms for all investment companies affected.

                             MANAGEMENT OF THE TRUST

     The II Funds' Trustees are responsible for the management and supervision of the Trust. The Trustees approve all significant agreements between the II Funds and those companies that furnish services to the II Funds. The Board and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. With the exception of Father Donald Harrington, none of the Trustees or Executive Officers hold other directorships outside The Reserve Funds; Fr. Harrington is a Director of The Bear Stearns Companies, Inc. (financial services institution) since 1993.

Each Trustee who is considered an "interested person" of the Trust (as defined in Section 2(a)(19) of the 1940 Act) is indicated by an asterisk next to his name. Unless otherwise noted, the address of each Trustee and Officer is The Reserve Funds 1250 Broadway, New York, NY 10001-3701.

     Trustees and Executive Officers of the II Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

TRUSTEES

                                                       TERM OF OFFICE**
                              CURRENT POSITIONS HELD     AND LENGTH OF         PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE                WITH THE FUNDS           SERVICE                 THE LAST FIVE YEARS
------------------            ----------------------   ------------------   ------------------------------------
BRUCE R. BENT*                Chairman, Chief          Since 2000           President of Reserve Management
Age: 65                       Executive Officer                             Company, Inc. ("RMCI"), Director and
                              and Trustee of The                            Chairman/Chief Executive Officer of
                              Reserve Fund                                  Reserve Management Corporation
                              ("RF"), Reserve                               ("RMC"); Chairman and Director of
                              Tax-Exempt Trust                              Resrv Partners, Inc. ("RESRV") (2000
                              ("RTET"), Reserve                             - present) and Chairman and Director
                              New York Tax-Exempt                           of the Reserve Offshore Money Fund,
                              Trust ("RNYTET"),                             Ltd. (1990 - present)
                              Reserve Municipal
                              Money-Market Trust                            Co-founder of The Reserve Funds
                              ("RMMMT") and                                 (1970); various executive officer
                              Reserve Private                               positions (1970 - 2000).
                              Equity Series
                              ("RPES").

EDWIN EHLERT, JR.             Trustee of RF, RTET,     Since 1970           Retired. President, Premier
Age: 70                       RNYTET, RMMMT                                 Resources, Inc. (meeting management
125 Elm Street                and RPES.                                     firm) (1987 - 2001).
Westfield, NJ 07091

PATRICK J. FOYE               Trustee of RF, RTET,     Since 2000           Deputy Chairman of Long Island Power
Age: 45                       RNYTET, RMMMT                                 Authority (corporate municipal
c/o AIMCO                     and RPES.                                     instrumentality) (1995 - present).
2000 S. Colorado Blvd.                                                      Executive Vice President of Apartment
Tower Two                                                                   Investment and Management Company
Suite 2-1000                                                                ('AIMCO') (real estate investment
Denver, CO 80222                                                            trust) (1998 to present); Partner,
                                                                            Skadden, Arps, Slate, Meagher & Flom
                                                                            LLP, (1989-1998) (Law Firm).

DONALD J. HARRINGTON, C.M.    Trustee of RF, RTET,     Since 1987           President of St. John's University,
Age: 56                       RNYTET, RMMMT                                 NY (1989 - present).
c/o St. John's University     and RPES.
8000 Utopia Parkway
Jamaica, NY 11439

WILLIAM J. MONTGORIS          Trustee of RF, RTET,     Since 1999           Retired. Former Chief Operating
Age: 55                       RNYTET, RMMMT                                 Officer of The Bear Stearns
286 Gregory Road              and RPES.                                     Companies, Inc. (1979 - 1999).
Franklin Lakes, NJ 07417

WILLIAM E. VIKLUND            Trustee of RF, RTET,     Currently, since     Retired. Former President and COO of
Age: 62                       RNYTET, RMMMT            1999. (Previously,   Long Island Bankcorp (1980 - 1996).
110 Grist Mill Lane           and RPES.                1987 - 1990)
Plandome Manor, NY
11030-1110

* MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS

                                                        TERM OF OFFICE**
                               CURRENT POSITIONS         AND LENGTH OF          PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE            HELD WITH THE FUNDS           SERVICE                  THE LAST FIVE YEARS
------------------            ----------------------   ------------------   ------------------------------------
BRUCE R. BENT II              President and            Since 2000 and       Senior Vice President, Secretary
Age: 36                       Assistant                2002, respectively   and Assistant Treasurer of RMCI;
                              Treasurer of RF,                              Senior Vice President, Secretary
                              RTET, RNYTET,                                 and Assistant Treasurer of RMC;
                              RMMMT and RPES                                and, Secretary and Director of
                                                                            RESRV (2000 to present). Trustee of
                              Trustee of RMMMT.                             RF, RTET, RNYTET, and RPES (1999 -
                                                                            2001). Vice President RMC, RMCI and
                                                                            RESRV (1992 - 2000).

ARTHUR T. BENT III            Chief Operating          Since 2000 and       Chief Operating Officer/Treasurer,
Age: 34                       Officer/Treasurer,       2002, respectively   Senior Vice President and Assistant
                              Senior Vice                                   Secretary of RMCI; President,
                              President and                                 Treasurer and Assistant Secretary
                              Assistant                                     of RMC; and, Treasurer and Director
                              Secretary of RF,                              of RESRV (2000 - present). Vice
                              RTET, RNYTET,                                 President RMC, RMCI and RESRV (1997
                              RMMMT and RPES.                               - 2000).

                              Trustee of RMMMT.

DANIEL MADDEN                 Controller of RF,        Since 2003           Controller of RMC, RMCI and RESRV.
Age: 43                       RTET, RNYTET,                                 (2003-present) Vice President, Credit
                              RMMMT and RPES                                Suisse Asset Management (Investment
                                                                            adviser) (1995-2002).

     Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by the Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust, except liabilities incurred by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

     The Trust does not pay any pension or retirement benefits to the Trustees.

                               COMPENSATION TABLE

                       FOR FISCAL YEAR ENDED MAY 31, 2002

                                                       AGGREGATE               TABLE TOTAL COMPENSATION
                                                      COMPENSATION           FROM TRUST AND TRUST COMPLEX
    NAME OF TRUSTEE, POSITION                          FROM TRUST        (3 ADDITIONAL TRUSTS) PAID TO TRUSTEE
    -------------------------                         ------------       -------------------------------------
    Bruce R. Bent, Chairman/CEO and Trustee           $          0                     $        0
    Edwin Ehlert, Jr., Trustee                              59,818                         65,678
    Patrick J. Foye, Trustee                                59,574                         65,411
    Rev. Donald J. Harrington, Trustee                      59,574                         65,411
    William J. Montgoris, Trustee                           59,574                         65,411
    William E. Viklund, Trustee                             59,574                         65,411

     None of the executive officers of the Funds had allocated cash remuneration in excess of $60,000 during the last fiscal year ended May 31, 2002 for services rendered to the Trusts.

     The members of the Board of Trustees who are not "Interested Trustees" are paid a stipend of $3,500 for each joint Board meeting they attend in person, a stipend of $1,000 for each joint telephonic meeting they participate in, and an annual fee of $24,000 for service to all of the trusts in the complex.

                 EQUITY SECURITIES OWNED AS OF DECEMBER 31, 2002

                                                                                       AGGREGATE DOLLAR RANGE OF EQUITY
                                                            DOLLAR RANGE            SECURITIES IN ALL REGISTERED INVESTMENT
                                                        OF EQUITY SECURITIES         COMPANIES OVERSEEN BY TRUSTEE IN THE
   NAME OF TRUSTEE, POSITION                               IN THE FUNDS*                FAMILY OF INVESTMENT COMPANIES
  --------------------------------------------------   ---------------------       -----------------------------------------
  Bruce R. Bent, Chairman/CEO and Trustee                Over $100,000                             Over $100,000
  Edwin Ehlert, Jr., Trustee                           $50,000-$100,000                            Over $100,000
  Patrick J. Foye, Trustee                               Over $100,000                             Over $100,000
  Rev. Donald J. Harrington, Trustee                         None                                 $10,001-$50,000
  William J. Montgoris, Trustee                              None                                      None
  William E. Viklund, Trustee                             $1-$10,000                                $1-$10,000

* The Trustees, as a group, own less than 1% of any class of the Trust.

The Joint Board has a Review Committee, Nominating Committee and Valuation Committee. The Review Committee, which performs the functions of an audit committee, reviews compliance procedures and practices, oversees the Funds' accounting and financial reporting policies and practices and oversees the quality and objectivity of the Funds' financial statements and the independent audit thereof. The members of the Review Committee, which met once during the last fiscal year, include all of the Board's independent trustees: Messrs. Ehlert, Foye, Harrington, Montgoris, and Viklund. The Review Committee members receive an annual committee fee of $2,000. The Nominating Committee, also comprised of all of the independent trustees, evaluates the qualifications of candidates and makes nominations for independent trustee membership on the Board. The Nominating Committee does not consider nominees recommended by shareholders. The purpose of the Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, is to oversee the implementation of the Funds' valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. During the last fiscal year, the Nominating Committee met three times to consider three nominees. The Valuation Committee, during the last fiscal year, met thirty-two (32) times to review matters relating solely to the Reserve Private Equity Series; more particularly the Reserve Small-Cap Growth Fund and the Reserve Strategic Growth Fund.

CODE OF ETHICS. The Trusts, the Adviser and RESRV have adopted a Code of Ethics ("Code"), conforming to the requirements of Rule 17j-1 under the Investment Company Act of 1940. The purpose of the Code is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trust's investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest. Additionally, federal securities laws require money managers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information. Therefore, the Trust has developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries. As per the Code, an Access person may only engage in Personal Securities Transactions in accordance with the procedures and guidelines established. The Code does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers' acceptances, bank certificates of deposit, commercial paper or municipal bonds.

                       INVESTMENT MANAGEMENT, DISTRIBUTION
                            AND CUSTODIAN AGREEMENTS

INVESTMENT MANAGEMENT AGREEMENT. Reserve Management Company, Inc. ("RMCI" or "Adviser"), 1250 Broadway, New York, NY 10001-3701, a registered investment adviser, manages the II Funds and provides them with investment advice. The Primary II, U.S. Government II, U.S. Treasury II and Interstate Tax-Exempt II Funds each invest substantially all of its assets in the Primary Fund, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Funds, respectively, which are managed by RMCI. RMCI has provided investment advisory services to registered investment companies since 1971. As of December 31, 2002, the Adviser managed approximately $19 billion in assets. The Adviser is an affiliate of RESRV Partners, Inc.

     Under the Investment Management Agreement, RMCI manages the II Funds' investments in accordance with each Fund's investment objective and policies, subject to overall approval by the Trustees.

     Presently, under the terms of the Investment Management Agreements with the II Funds, RMCI is paid a comprehensive management fee. The comprehensive management fee includes the advisory fee, all administrative and customary operating expenses of the II Funds, as well as shareholder liaison services (such as responding to customer inquiries and providing information on their investments) recordkeeping charges, accounting expenses, transfer agent costs. Excluded from the definition of administrative and customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, state (bluesky) and SEC registration fees, and fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. The II Funds pay RMCI a comprehensive management fee at an annual rate of 0.80% of average daily net assets.

     In addition, the II Funds pay a 12b-1 fee, which is described below in the section entitled, "Plan of Distribution".

     From time to time, RMCI may waive its fees and/or voluntarily assume certain expenses of a II Fund that would have the effect of lowering the II Fund's expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be. RMCI may also make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     The Investment Management Agreements for each of the II Funds may be renewed annually if specifically approved by the Trustees and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Agreements terminate automatically upon their assignment and may be terminated without penalty upon sixty (60) days' written notice by a vote of the Trustees or by vote of a majority of outstanding voting shares of a fund or by RMCI.

DISTRIBUTION AGREEMENT. The II Funds' Distributor is RESRV (the "Distributor"). The II Funds have authorized the Distributor, in connection with their sale of fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus. Sales may be made only by the Prospectus. The Distributor is the "principal underwriter" for the II Funds within the meaning of the 1940 Act, and as such acts as agent in arranging for the continuous offering of II Fund shares. The Distributor has the right to enter into selected dealer agreements with brokers or other persons of its choice for the sale of Fund shares. Parties to selected dealer agreements may receive assistance payments if they qualify for such payments under the Plan of Distribution described below. RESRV's principal business is the distribution of mutual fund shares. The Distributor has retained underwriting commissions on the sale of fund shares during the last four fiscal years.

     The Distribution Agreements may be renewed annually if specifically approved by the Trustees, and by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such approval or by the vote of a majority of the outstanding voting securities of the II Fund.

PLAN OF DISTRIBUTION. The II Funds maintain a Plan of Distribution ("Plan") and related agreements, as amended, under Rule 12b-1 of the 1940 Act, which provides that investment companies may pay distribution expenses, directly or indirectly, pursuant to a Plan adopted by the investment company's Trustees and approved by its shareholders. Under the Plan, each II Fund makes assistance payments to brokers, financial institutions and other financial intermediaries such as brokers and financial institutions ("Firms") for shareholder accounts ("qualified accounts") at an annual rate not to exceed an annual rate of 1.20% the average net asset value of the respective Class of the Funds. (the "12b-1 fees"). Such distribution assistance may include, but is not limited to, establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investment in fund shares of client account balances. Substantially all such monies (together with significant amounts from RMCI's own resources) are paid by RMCI to payees for their distribution assistance or administrative services, with any remaining amounts being used to partially defray other expenses incurred by RMCI in distributing II Funds shares. In addition to the amounts required by the Plan, RMCI may, at its discretion, pay additional amounts from its resources. The rate of any additional amounts that may be paid will be based upon RESRV and RMCI's analysis of the contribution that a Firm makes to the II Funds by increasing assets under management, and reducing expense ratios and the cost to the II Funds if such services were provided directly by the II Funds or other authorized persons and RESRV and RMCI will also consider the need to respond to competitive offers of others, which could result in assets being withdrawn from the II Funds and an increase in the expense ratio for the II Funds. RMCI may elect to retain a portion of the distribution assistance payments to pay for sales materials or other promotional activities. The Trustees have determined that there is a reasonable likelihood the Plan will benefit the II Funds and its shareholders.

     Under the Plan, the II Funds' Controller or Treasurer reports quarterly the amounts and purposes of assistance payments. During the continuance of the Plan, the selection and nomination of the disinterested Trustees are at the discretion of the disinterested Trustees currently in office.

     The Plan and related agreements were duly approved by shareholders and may be terminated at any time by a vote of the majority of the outstanding voting securities of a fund, or by vote of the disinterested Trustees. The Plan and related agreements may be renewed from year to year, if approved by the vote of a majority of the disinterested Trustees cast in person at a meeting called for the purpose of voting on such renewal. The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan must be approved by a vote of the Trustees and of the disinterested Trustees, cast in person at a meeting called for the purpose of such vote.

TRANSFER AGENT AND DIVIDEND-PAYING AGENT. The Reserve Fund and the Reserve Tax-Exempt Trust each acts as its own transfer agent and dividend-paying agent.

CUSTODIAN AND INDEPENDENT ACCOUNTANTS. J.P. Morgan Chase & Co., 4 New York Plaza, New York, NY 10004 is Custodian of the II Funds' securities and cash pursuant to a Custodian Agreement. The Bank of New York, 1 Wall Street, New York, NY 10286; Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540; and, State Street Bank & Trust Co., 225 Franklin Street, Boston, MA 02110 are Custodians for the II Funds for limited purposes in connection with certain repurchase agreements. The Custodian has no part in determining the investment policies of the II Funds or which securities are to be purchased or sold by a II Fund. [TO BE ADDED IN A SUBSEQUENT FILING] serves as the II Funds' independent accountants.

                          INFORMATION ABOUT THE TRUSTS

     The Reserve Fund's and Reserve Tax-Exempt Trust's Declarations of Trust permit the Trusts to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes. Shares issued will be fully paid and non-assessable and will have no preemptive rights. The shareholders of each II Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, redemptions and in the net assets of their II Fund upon liquidation. The Trustees do not intend to hold annual shareholder meetings but will call such special shareholder meetings as may be required under the 1940 Act (e.g., to approve a new investment management agreement or change the fundamental investment policies) or by the Declarations of Trust.

     Further, the Trusts are allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the II Funds. If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of the II Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the stock. Any changes would be required to comply with all applicable state and federal securities laws. These currently require that each class be preferred over all other classes in respect to assets specifically allocated to such class. It is anticipated that, under most circumstances, the rights of any additional classes would be comparable, unless otherwise required, to respond to the particular situation. Upon liquidation of any II Fund, shareholders are entitled to share, pro rata, in the net assets of their respective II Funds available for distribution to such shareholders. It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares. No changes can be made to the II Funds' issued shares without shareholder approval.

     Each II Fund share, when issued, is fully paid, non-assessable and fully transferable or redeemable at the shareholder's option. Each share has an equal interest in the net assets of the respective II Funds, equal rights to all dividends and other distributions, and one vote for all purposes. Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Trustees. The II Funds intend to conduct their operations in such a way as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the II Funds.

     To date, the Trustees have authorized the creation of seven series (funds) of The Reserve Fund: Primary, U.S. Government, U.S. Treasury, Strategist Money-Market, Primary II, U.S. Government II, and U.S. Treasury II Funds. The Primary, U.S. Government, and U.S Treasury Funds offer eight (8) classes of shares: Class 8, 15, 25, 35, 45, Treasurer's Trust, 75 and R. The Strategist Money-Market Fund offers one class of shares. Primary II, U.S. Government II, and U.S. Treasury II Funds offer twenty-two (22) classes of shares: RA, RB, RC, RD, RE, RF, RG, RH, RI, RJ, RK, RL, RM, RN, RO, RP, RQ, RR, RS, RT, Q1 and Q2.

     To date, the Board has authorized the creation of eleven (11) series (funds) of the Reserve Tax-Exempt Trust (Interstate, Interstate II, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds). The single state tax-exempt funds offer only one class of shares, presently. The Interstate Tax-Exempt Fund offers eight (8) classes: Class 8, 15, 25, 35, 45, Treasurer's Trust, 75 and the Interstate Tax-Exempt II Fund offers twenty-two (22) classes of shares: RA, RB, RC, RD, RE, RF, RG, RH, RI, RJ, RK, RL, RM, RN, RO, RP, RQ, RR, RS, RT, Q1 and Q2.

     All consideration received by the Trusts for shares of one of the funds and/or classes and all assets in which such consideration is invested will belong to that fund and/or class (subject only to rights of creditors of the fund) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class. The Trusts have the ability to create, from time to time, new series and/or classes without shareholder approval.

     Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for a fund's obligations unless, as in this instance, the Declarations of Trust provide, in substance, that no shareholder or trustee shall be personally liable for the Funds, and each investment portfolio's obligations to third parties, and requires that every written contract made by a II Fund contain a provision to that effect. The Declarations of Trust also require the Funds to indemnify their shareholders and Trustees against such liabilities and any related claims or expenses.

     The Declarations of Trust further provide that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

     SEC regulations provide that if a class is separately affected by a matter requiring shareholder vote (election of Trustees, ratification of independent auditor selection, and approval of an underwriting agreement are not considered to have such separate effect and may be voted upon by the shareholders of the Funds as a whole), each class will vote separately on such matters as approval of the Investment Management Agreement, material amendments to the Plan of Distribution, and changes in the fundamental policies of the II Fund. These items require approval by a Majority Vote of the class affected.

                           HOW TO BUY AND SELL SHARES

PURCHASES -- GENERAL. Shares of each II Fund are sold without a sales charge. You may be charged a fee if you effect transactions in shares of a II Fund through a securities dealer, bank or other financial institution. The II Funds reserve the right to reject any purchase order.

     There is no minimum initial or subsequent investment in the II Funds, unless you are a client of a securities dealer, bank or other financial institution, which maintains an omnibus account in the II Fund, or if you are an IRA customer. The minimum initial investment for an IRA is $1000 and minimum subsequent investment is $250.

HOW TO PURCHASE

           BY CHECK. (drawn on a U.S. bank). Please mail to or visit us at 1250 Broadway, New York, NY 10001-3701. You must include your account number (or Taxpayer Identification Number) on the "Pay to the order of" line and make the check payable to The Reserve Funds.

           BY WIRE. Prior to calling your bank, call The Reserve Funds at 800-637-1700, or call the Firm from which you received this Prospectus, for specific instructions.

           THIRD PARTY INVESTMENTS. Investments made through a third party such as a financial services agent, rather than directly with Reserve, may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

           AUTOMATIC ASSET BUILDER. You may purchase shares of a II Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call The Reserve Funds at 800-637-1700 for an application.

     The initial investment must be accompanied by an Account Application or equivalent information. Checks drawn on foreign banks are normally not accepted by The Reserve Funds. In addition, The Reserve Funds does not accept cash investments or travelers or third party checks. The Reserve Funds reserve the right to reject any investment in the fund for any reason and may, at any time, suspend all new investment in the fund. Shares also may be purchased through Reserve Automatic Asset Builder (see below). In addition, The Reserve Funds reserve the right to change the minimum investment amount at any time.

     Each II Fund's shares are sold on a continuous basis at the NAV per share. Checks and wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the II Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the II Funds must be notified before 3:00 PM (Eastern time) (11:00 AM for the U.S. Treasury II and Interstate Tax-Exempt II Funds) of the amount to be transmitted and the account to be credited. Payment by check not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. This usually occurs within two (2) business days, but may take longer. Checks delivered to The Reserve Funds' offices after 3:00 PM (Eastern time) (11:00 AM for the U.S. Treasury II and Interstate Tax-Exempt II Funds) will be considered received the next business day. Investors will be charged a fee for any check that does not clear. A II Fund will only give credit for investments in the II Fund on the day they become available in federal funds. A Federal Reserve wire system transfer ("Fed wire") is the only type of wire transfer that is reliably available in federal funds on the day sent. For a Fed wire to receive same day credit, The Reserve Funds must be notified before 3:00 PM (Eastern time) (11:00 AM Eastern time for the U.S. Treasury II and Interstate Tax-Exempt II Funds) of the amount to be transmitted and the account to be credited. Checks and other items submitted to the II Funds for investment are only accepted when submitted in proper form (i.e., receipt of all necessary information, signatures and documentation), denominated in U.S. dollars, and are credited to shareholder accounts only upon their conversion into federal funds, which normally takes one or two business days following receipt. Checks delivered to the Fund after 3:00 PM (Eastern time) (11:00 AM Eastern time for the U.S. Treasury II and Interstate Tax-Exempt II Funds) are considered received on the following business day.

     Subject to the approval of the Trust, shares of a II Fund may be purchased with liquid securities that are eligible for purchase by the II Fund (consistent with the II Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the II Fund intends to retain the security in the II Fund as an investment. Assets purchased by a II Fund in such a transaction will be valued in generally the same manner as they would be valued for purposes of pricing the II Fund's shares, if such assets were included in the II Fund's assets at the time of purchase. The Trust reserves the right to amend or terminate this practice at any time.

     IF SHARES OF THE II FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THE II FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY BE UP TO 10 CALENDAR DAYS FROM DATE OF PURCHASE.

SHARE PRICE: NAV. The valuation of a II Fund's portfolio securities is based upon their amortized cost, which does not take into account unrealized gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, there may be some periods during which value, as determined by amortized cost, is higher or lower than the price the II Fund would receive if it sold the instrument.

     The II Funds' Boards have established, as a particular responsibility within the overall duty of care owed to the II Funds' investors, procedures reasonably designed to stabilize the II Funds' price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of a fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether a fund's NAV calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets will be valued at fair value as determined in good faith by the Board.

     The extent of any deviation between a II Fund's NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the II Funds' Boards. If such deviation exceeds 1/4 of 1%, the Trustees will consider promptly what action, if any, will be initiated (The Reserve Funds is required by the SEC to contact the Trustees if the deviation is 1/2 of 1%). In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate, including: selling II Fund instruments prior to maturity to realize capital gains or losses or to shorten average II Fund maturity; withholding dividends or paying distributions from capital gains; redeeming shares in kind; or establishing a NAV per share by using available market quotations. Shares are offered at their NAV. The NAV at 4:00 PM. Eastern time. However, NAV is not calculated and purchase orders are not accepted on days the Exchange is closed for holidays (New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day) and on regional bank holidays (Columbus Day and Veteran's Day). The NAV of each II Fund is normally maintained at $1.00 per share. No fund can guarantee that its NAV will always remain at $1.00 per share.

     The NAV per share of each II Fund is computed by dividing the value of the net assets of each fund (i.e., the value of its assets less liabilities) by the total number of shares of such II Fund outstanding. The Trustees have determined the most practical method currently available for valuing investment securities is the amortized cost method. This procedure values a money-market fund's portfolio securities, which does not take into account unrealized gains and losses. As a result, portfolio securities are valued at their acquisition cost, adjusted over time based on the discounts or premiums reflected in their purchase price. This method of valuation is designed to permit a II Fund to be able to maintain a stable NAV.

     In order to maintain a $1.00 share price, the II Funds will utilize the following practices: maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Trustees to be of high quality with minimal credit risk. To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines and monitor the creditworthiness of all entities, including banks and broker-dealers, with whom the II Fund proposes to enter into repurchase agreements. In addition, such procedures are reasonably designed, taking into account current market conditions and the investment objective of the II Fund, to attempt to maintain the II Fund's NAV as computed for the purpose of sales and redemptions at $1.00 per share.

SHARE CERTIFICATES. Share certificates are not issued by the II Funds.

REDEMPTIONS -- GENERAL. Redemption payments will normally be made by check or wire transfer but the II Fund is authorized to make payment of redemptions partly or wholly in kind (that is, by delivery of investment securities valued at the same time as the redemption NAV is determined). The II Fund has elected to permit any shareholder of record to make redemptions wholly in cash to the extent the shareholder's redemptions in any 90-day period do not exceed the lesser of $250,000 or 1% of the net assets of the respective II Fund. The election is irrevocable pursuant to rules and regulations under the 1940 Act unless withdrawal is permitted by order of the SEC. Redemptions in kind are further limited by the II Fund's practice of holding instruments typically with a minimum value of $1,000,000 and its intention to redeem in kind only when necessary to reduce a disparity between amortized cost and market value. In disposing of such securities, an investor might incur transaction costs and on the date of disposition might receive an amount less than the NAV of the redemption.

WRITTEN AND TELEPHONE REQUESTS. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

     To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

(1) redemptions for more than $10,000, if redemption proceeds are not being sent to the shareholder's designated bank or brokerage account or
(2) redemptions on accounts whose address has been changed within the past 30 days; or

(3) redemption requests to be sent to someone other than the account owner or the address of record.

     You may redeem by calling The Reserve Funds at 800-637-1700. Unless you decline telephone privileges on your application and The Reserve Funds fail to take reasonable measures to verify the request, The Reserve Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions may be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guarantee. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the fund were purchased or, if purchased directly from The Reserve Funds, it is necessary to send a written request to The Reserve Funds with signature(s) guaranteed. The Reserve Funds reserves the right to refuse a telephone redemption if it reasonably believes that the instructions are not genuine and/or it is advisable to do so.

     Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Guarantees must be signed by an authorized signatory of the guarantor and "Signature Guaranteed" must appear with the signature. Notaries public cannot provide signature guarantees. The Reserve Funds may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information about signature guarantees, please call 800-637-1700.

RESERVE CASH PERFORMANCE ACCOUNT. The Reserve Cash Performance Account ("CPA") and the Reserve Cash Performance Account Plus ("CPA "Plus") provide a comprehensive package of additional services to investors. These packages provide a check arrangement where checks are issued to Reserve shareholders. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by The Reserve Funds. Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment. Your checks will be returned (bounced) and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds. All transactions activity, including check redemptions, will be reported on your account statement. Checking may not be available to clients of some Firms.

     A VISA Check Card (a debit card) is also available with these packages. The VISA Check Card functions exactly as does a conventional VISA credit card except that the cardholder's account is automatically charged for all purchases and cash advances, thus eliminating the usual monthly finance charges. You may also use your VISA card to get cash at ATMs. Investors have a choice of receiving a 1% cash rebate on all VISA purchases which is credited to their Reserve account or for an additional $35 may participate in the Reserve Airline Rewards Program. As with the checking facility, VISA charges are paid by liquidating shares in your account, but any charges that exceed the balance will be rejected. VISA Check Card issuance is subject to credit approval. The Trusts, VISA or the bank may reject any application for checks or cards and may terminate an account at any time. Conditions for obtaining a VISA Check Card may be altered or waived by the II Funds either generally or in specific instances. The checks and VISA Check Cards are intended to provide investors with easy access to their account balances.

     Participants should refer to the VISA Account Shareholder Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Check Card. If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently First Data at 402-331-5152 or 800-996-4324, which can be reached 24 hours a day, seven (7) days a week, or the Fund at 800-637-1700 or 212-401-5500 during normal business hours (Monday through Friday, 9:00 AM to 5:00 PM, Eastern time).

     For the different attributes associated with CPA and CPA "Plus" packages, as well as the Terms & Conditions of the Reserve Airline Rewards Program, please call The Reserve Funds at 800- 637-1700. The Reserve Funds will charge a nonrefundable annual CPA "Plus" service fee (currently $60, which may be charged to the account at the rate of $5 monthly). CPA and CPA "Plus" participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and in processing returned checks. These charges may be changed at any time upon 30 days' notice to participants. Upon proper notice, The Reserve Funds may choose to impose a fee if it deems a shareholder's actions to be burdensome. In addition, Firms in this program may charge their own additional service fees and may establish their own minimum check amount.

     The use of checks and VISA Check Cards by participants will be subject to the terms of your Reserve CPA Application and VISA Account Shareholder Agreement.

RESERVE ECHECKING(SM). Reserve eChecking is another way you can make redemptions from your account through check writing privileges. Reserve eChecking is an on-line bill pay service, which provides the ability to check balances, pay bills and more with point-and-click-convenience. You will be charged a fee currently of $4.95 per month for unlimited transactions. For more information on Reserve eChecking, please call Customer Service at (800) 637-1700.

STOP PAYMENTS. The Reserve Funds will honor stop payment requests on unpaid shareholder checks provided they are advised of the correct check number, payee, check amount and date. Stop payment requests received by The Reserve Funds by 3:00 PM (Eastern time) will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

AUTOMATIC WITHDRAWAL PLANS. If you have an account with a balance of at least $5,000, you may elect in writing to participate in either of the following: (i) an Income Distribution Plan providing for monthly, quarterly or annual payments by redemption of shares from reinvested dividends or distributions paid to your account during the preceding period; or (ii) a Fixed Amount Withdrawal Plan providing for the automatic redemption of a sufficient number of shares of your account to make a specified monthly, quarterly or annual payment of a fixed amount. Changes to instructions must be in writing with signature(s) guaranteed. In order for such payments to continue under the Plan, there must be a minimum of $25 available from reinvested dividends or distributions. Payments can be made to you or your designee. An application for the Automatic Withdrawal Plans can be obtained from The Reserve Funds. The amount, frequency and recipient of the payments may be changed by giving proper written notice to The Reserve Funds. The Reserve Funds may impose a charge, modify or terminate any Automatic Withdrawal Plan at any time after the participant has been notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

AUTOMATIC TRANSFER PLANS (ACH). You may redeem shares of a fund (minimum $100) without charge by telephone if you have filed a separate Reserve Automatic Transfer application with The Reserve Funds. The proceeds will be transferred between your fund account and the checking, NOW or bank money-market deposit account (must be an Automated Clearing House member bank) designated in your application. Redemption proceeds will be on deposit in your account at the Automated Clearing House member bank ordinarily two (2) business days after receipt of the request. The Reserve Funds may impose a charge, modify or terminate this privilege at any time after the participant has been duly notified. This privilege may not be available to clients of some Firms or may be available subject to conditions or limitations.

EXCHANGE PRIVILEGE. A shareholder may exchange shares at NAV with all Reserve money-market funds and the Reserve Private Equity Series. Shares to be acquired in an exchange must be registered for sale in the investor's state. The II Funds reserve the right to record all exchange requests.

     The exchange privilege is not available for shares that have been held for less than fifteen (15) days. Exchanges by telephone are an automatic privilege unless the shareholder notifies The Reserve Funds on the Account Application that this authorization has been withheld. Unless authorization is withheld, the II Funds will honor requests by any person by telephone at 800-637-1700, that it deems to be valid. The Reserve Funds and their affiliates may be liable for any losses caused by their failure to employ reasonable procedures to avoid unauthorized or fraudulent instructions. To reduce such risk, the registration of the account into which shares are to be exchanged must be identical to the registration of the originating account and all telephone exchange requests will be recorded. The
II Funds may also require the use of a password or other form of personal identification. In addition, each II Fund will provide written confirmation of exchange transactions. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

     Exchanges of shares of one fund for another is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege described under this heading may not be available to clients of some Firms and some Firms may impose conditions on their clients that are different from those described in this Prospectus or SAI.

     The exchange privilege may be modified or terminated at any time, or from time to time, upon 60 days' notice to shareholders if such notice is required by the 1940 Act. The notice period may be shorter if applicable law permits. The Trust reserves the right to reject telephone or written requests submitted in bulk on behalf of ten (10) or more accounts. A pattern of frequent exchanges may be deemed by the Adviser to be abusive and contrary to the best interests of a fund's other shareholders and, at the Adviser's discretion, may be limited by the fund's refusal to accept additional purchases and/or exchanges from the investor and/or the imposition of fees. The Reserve Funds do not have any specific definition of what constitutes a pattern of frequent exchanges. Any such restriction will be made on a prospective basis, upon notice to the shareholder not later than ten (10) days following such shareholder's most recent exchange. The Reserve Funds must receive telephone and written exchange requests by 4:00 PM (Eastern time) on a regular business day to take effect that day. Exchange requests received after 4:00 PM (Eastern time) will be effected at the next calculated NAV.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed for more than seven (7) days only (a) when the Exchange is closed (other than for customary closings), (b) when, as determined by the SEC, trading on the Exchange is restricted or an emergency exists making it not reasonably practicable to dispose of securities owned by a II Fund or for it to determine fairly the value of its net assets, or (c) for such periods as the SEC may permit. IF SHARES OF A II FUND ARE PURCHASED BY CHECK OR RESERVE AUTOMATIC TRANSFER, THE II FUND MAY DELAY TRANSMITTAL OF REDEMPTION PROCEEDS UNTIL SUCH TIME AS IT HAS ASSURED ITSELF THAT GOOD PAYMENT HAS BEEN COLLECTED FOR THE PURCHASE OF SUCH SHARES, WHICH MAY GENERALLY TAKE UP TO TEN (10) BUSINESS DAYS. Shareholder checks written against funds, which are not yet considered collected, will be returned and a fee charged against the account. When a purchase is made by wire and subsequently redeemed, the proceeds from such redemptions normally will not be transmitted until two (2) business days after the purchase.

SHAREHOLDER SERVICE POLICIES. The Reserve Funds policies concerning the shareholder services are subject to change from time to time. The Reserve Funds reserves the right to change the minimum account size subject to the $5 monthly service charge or involuntary redemption. The Reserve Funds further reserves the right to impose special service charges for services provided to individual shareholders generally including, but not limited to, fees for returned checks, stop payment orders on official checks and shareholder checks, and special research services. The Reserve Funds standard service charges as described in the Prospectus are also subject to adjustment from time to time. In addition, The Reserve Funds reserves the right to increase its minimum initial investment amount at any time.

     If shares purchased are to be paid for by wire and the wire is not received by The Reserve Funds or if shares are purchased by check, which, after deposit, is returned unpaid or proves uncollectible, the purchase may be canceled or redeemed immediately. The investor who gave notice of the intended wire or submitted the check will be held fully responsible for any losses incurred by the fund, the investment adviser or the distributor. The Reserve Funds may redeem shares from any account registered in that purchaser's name and apply the proceeds therefrom to the payment of any amounts due The Reserve Funds, the investment adviser or the distributor.

PURCHASES AND REDEMPTIONS THROUGH OTHERS. Share purchases and redemptions may also be made through Firms which may involve such Firms' own redemption minimums, services fees, and other redemption requirements. Firms may provide varying arrangements for their clients with respect to the purchase and redemption of II Fund shares and may arrange with their clients for other investment or administrative services. Firms are responsible for the prompt transmission of purchase and redemption orders. Some Firms may establish higher minimum investment requirements than set forth above. Some Firms may independently establish and charge additional fees for their services, which would reduce their clients' yield or return. Firms may also hold shares in nominee or street name on behalf of their clients. In such instances, a fund's transfer agents will have no information about their accounts, which will be available only from their Firm. Some of these Firms participate in the Reserve Fund's Plan of Distribution ("Plan"). Under the Plan, Firms may receive compensation for recordkeeping and other services and assistance in distributing fund shares. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such Firms or may only be available subject to certain conditions or limitations. Some Firms may participate in a program allowing them access to their clients' accounts for servicing including, without limitation, changes of registration and dividend-payees and may perform functions such as generation of confirmations and periodic statements and disbursement of cash dividends. The Prospectus should be read in connection with such Firm's material regarding its fees and services.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each II Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended ("the Code"), so long as such qualification is in the best interests of shareholders. Such qualification relieves the II Fund of any liability for federal income tax to the extent its earnings and gains, if any, are distributed in accordance with applicable provisions of the Code. If a II Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to federal income tax.

Each II Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the Exchange and The Reserve Funds are open for business. Each II Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day. Dividends paid out of a II Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Because no portion of a II Fund's income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the II Funds is expected to be eligible for the corporate dividends-received deduction. Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the II Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of the II Fund on the reinvestment date. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

     If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to The Reserve Funds as undeliverable or remains uncashed for six months, the II Funds reserve the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional II Fund shares at NAV. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Upon the sale or other disposition of shares of a II Fund, in the event that a II Fund fails to maintain a constant NAV per share, a shareholder may realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of II Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the II Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for less than six months.

     The II Funds are currently required by federal law to withhold at the current rate required by law of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number ("TIN") is not provided for your account, (ii) you fail to certify that you have not been notified by the IRS that you underreported taxable interest or dividend payments, or (iii) The Reserve Funds is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return. For individual shareholders, the TIN is the shareholder's social security number.

     The tax consequences to a foreign shareholder of an investment in a II Fund may be different from those described herein.

     INVESTORS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISOR(S) WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A II FUND.

PRIMARY II, U.S. GOVERNMENT II AND U.S. TREASURY II FUNDS. Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gain realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Code. The U.S. Treasury II Fund intends to invest only in the U.S. Treasury Fund which intends to invest only in the U.S. government securities that provide interest income exempt in most states from state and local personal income taxes, but for temporary or emergency purposes, as stated previously, may invest up to 5 percent of its assets in repurchase agreements pending the investment of uninvested cash. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local tax authority may in the future seek to tax an investor on a portion of the interest income of an obligation held by the U.S. Treasury Fund. Investments by a fund in zero coupons generally will result in income to the fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the fund receives no cash interest payments.

     Gain derived by a II Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the II Fund generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the II Fund elects to include the market discount in income as it accrues.

     Gains or losses attributable to fluctuations in exchange rates which occur between the time the Primary II Fund accrues receivables or liabilities denominated in a foreign currency, and the time the Primary II Fund actually collects such receivables or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of the Primary II Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     Income received by the Primary II Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

INTERSTATE TAX-EXEMPT II FUND. As a regulated investment company, the Interstate Tax-Exempt II Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. It intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains. Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses for the one-year period ending on October 31 of the calendar year, and (3) any ordinary income and capital gains for previous years that was not distributed during those years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31 of the current calendar year if it is declared by a fund in October, November or December with a record date in such a month and paid by the II Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To prevent application of the excise tax, the II Fund intends to make its distributions in accordance with the calendar year distribution requirement.

     The II Fund intends to qualify under the Code to pay "exempt-interest dividends" to its shareholders. The II Fund will be so qualified if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities on which the interest payments are exempt from federal income tax. To the extent that dividends distributed by the II Fund to its shareholders are derived from interest income exempt from federal income tax and are designated as "exempt-interest dividends" by the II Fund, they will be excludable from the gross incomes of the shareholders for federal income tax purposes. "Exempt-interest dividends," however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their social security benefits and certain railroad retirement benefits. It should also be noted that tax-exempt interest on private activity bonds in which the II Fund may invest generally is treated as a tax preference item for purposes of the alternative minimum tax for corporate and individual shareholders. The II Fund will inform shareholders annually as to the portion of the distributions from the II Fund, which constituted "exempt-interest dividends."

     Under the Code, a shareholder may not deduct that portion of interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying exempt-interest dividends (such as those of the II Fund) which bears the same ratio to the total of such interest as the exempt-interest dividends bear to the total dividends (excluding net capital gain dividends) received by the shareholder. In addition, under rules issued by the Internal Revenue Service for determining when borrowed funds are considered to be used to purchase or carry particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to such purchase.

     The exemption from federal income tax of dividends derived from interest on municipal obligations does not necessarily result in exemption under the tax laws of any state or local taxing authority.

     Persons who may be "substantial users" (or "related persons" of substantial users) of facilities financed by industrial development bonds should consult their tax advisors before purchasing shares of the II Fund. The term "substantial user" generally includes any "non-exempt person" who regularly uses in his or her trade or business a part of a facility financed by industrial development bonds. Generally, an individual will not be a "related person" of a substantial user under the Code unless the person or his or her immediate family owns directly or indirectly in the aggregate more than a 50% equity interest in the substantial user. Further, shareholders are advised to consult with their tax advisers regarding the applicability of state and local taxes to an investment or income therefrom in a II Fund, which may differ from the federal income tax consequences described above.

                                YIELD INFORMATION

     As of the date of the current prospectus, the II Funds had not yet commenced investment operations.

     Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing fund account having a balance of one share at the beginning of a seven calendar day period for which the yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding

1 to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

     Yields will fluctuate and are not necessarily representative of future results. You should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. Your principal in a II Fund is not guaranteed. See above "Share Price: NAV" for a discussion of the manner in which the II Fund's price per share is determined.

     Yield information is useful in reviewing each II Fund's performance relative to other funds that hold investments of similar quality. Because yields will fluctuate, yield information may not provide a basis for comparison with bank and thrift certificates of deposit, which normally pay a fixed rate for a fixed term and are subject to a penalty for withdrawals prior to maturity, which will reduce their return.

     Comparative performance information may be used from time to time in advertising or marketing the II Fund's shares, including data from various industry publications. From time to time, The Reserve Funds in its advertising and sales literature may refer to the growth of assets managed or administered by RMCI over certain time periods.

                               GENERAL INFORMATION

JOINT OWNERSHIP. When an account is registered in the name of one person or another, for example a husband or wife, either person is entitled to redeem shares in the account. The Reserve Funds assume no responsibility to either owner for actions taken by the other with respect to an account so registered. The Application provides that persons who register their account indemnify and hold The Reserve Funds harmless for actions taken by either party.

USE OF JOINT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION. Although each II Fund is offering only its own shares, it is possible that a II Fund might become liable for any misstatement in the Prospectus and SAI about the other II Funds. However, each II Fund has acknowledged that it, and not any of the other II Funds, is liable for any material misstatement or omission about it in the Prospectus or SAI.

REPORTS AND ACCOUNT STATEMENTS. Shareholders receive an Annual Reports containing audited financial statements and an unaudited Semi-Annual Report. Duplicate shareholder communications, such as the Prospectus, Annual Report, Semi-Annual Report, will not be sent to related accounts at a common address, unless instructed to the contrary by you. An account statement is sent to each shareholder at least quarterly. Shareholders who are clients of some Firms will receive an account statement combining transactions in II Fund shares with account statements covering other brokerage or mutual fund accounts. Shareholders have a duty to examine their account statement(s) and report any discrepancies to The Reserve Funds immediately. Failure to do so could result in the shareholder suffering a loss. Further, shareholders are advised to retain account statements.

RESERVE EASY ACCESS AND ON-LINE ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options including yields, account balances, check reorders, touch tone bill payment and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months through On-line Access on the Internet at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds, 1250 Broadway, New York, NY 10001-3701 or 800-637-1700.

                                     RATINGS

The following are the rating designations of short-term instruments and their respective meanings.

STANDARD & POOR'S CORPORATION. A-1: This designation is the highest category of S&P and indicates that the degree of safety regarding timely payment is strong. Those short-term obligations that have extremely strong repayment capacity will be denoted with a plus(+).

MOODY'S INVESTORS SERVICE, INC. Prime-1 (P-1): Issuers rated P-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. P-1 ratings will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternative liquidity.

There are three categories for short-term obligations that define an investment grade situation designated Moody's Investment Grade as MIG1 (best) through MIG3. MIG1 denotes best quality, i.e., there is a strong protection by established cash flows, superior liquidity support or demonstrated broad-based market access for re-financing. MIG2 denotes high quality, the margins of protection are ample but not as large as MIG1.

DUFF & PHELPS CREDIT RATING CO. Duff-1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Those issues determined to have the highest certainty of timely payment and whose safety is just below risk-free U.S. Treasury short-term obligations will be denoted with a plus (+) sign designation. Those issues determined to have a high certainty of timely payment and whose risk factors are very small will be denoted with a minus (-) sign designation.

FITCH IBCA. F1: This designation indicates the strongest credit quality. Issues assigned this rating reflect an assurance of timely payment. Those obligations with an exceptionally strong credit quality will be denoted with a plus (+) sign. Issues assigned the rating of F1+ are regarded as having the strongest degree of assurance for timely payment.

                              FINANCIAL STATEMENTS

     As of the date of the current prospectus, the II Funds had not yet commenced investment operations.

PART C

Item 23. Exhibits

     (a) Declaration of Trust and Amendments filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

     (b) Bylaws and Amendments filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

     (c) Declaration of Trust and Amendments filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

     (d)(1) Form of Investment Management Agreement for the Strategist Money Market Fund filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

     (d)(2) Form of Investment Management Agreement for Primary, U.S. Government and Treasury Funds filed as an exhibit to Registrant's Post-Effective Amendment No. 63, dated April 9, 2001, and incorporated by reference.

     (d)(3) Form of Investment Management Agreement for Primary II, U.S. Government II and U.S. Treasury II Funds filed as an exhibit to Registrants Post-Effective Amendment #66 dated February 11, 2002, and incorporated by reference.

     (e) Form of Distribution Agreement filed as an exhibit to Registrant's Post Effective Amendment #64, dated July 31, 2001, and incorporated by reference.

     (f) Pension Plan of Reserve Management Corporation was filed as an exhibit to Effective Amendment No. 32; Amendments to Pension Plan filed as an exhibit to Post-Effective Amendment No. 45 dated July 31, 1989 and incorporated by reference.

     (g)(1) Global Custodian Agreement with Chase Manhattan Bank filed as an exhibit to Registrant's Post-Effective Amendment No. 60, dated July 31, 1999, and incorporated by reference.

     (g)(2) Amendment to Global Custodian Agreement filed as an exhibit to Registrant's Post-Effective Amendment No. 64, dated July 31, 2001, and incorporated by reference.

     (h) Not applicable

     (i) Opinion of Counsel

     (j) Not applicable

     (k) Not applicable

     (l) Not applicable

     (m)(1) Plan of Distribution Primary, U.S. Government, U.S. Treasury and Strategist Money-Market Funds filed as an exhibit to Registrant's Post-Effective Amendment No. 63, dated April 9, 2001, and incorporated by reference.

     (m)(2) Plan of Distribution for Primary II, U.S. Treasury II and U.S. Government II Funds filed as an exhibit to Registrant's Post-Effective Amendment #66 dated February 11, 2002 and incorporated by reference.

     (n) Registrant's Plan Pursuant to Rule 18f-3 filed as an exhibit to Registrant's Post-Effective Amendment #66 dated February 11, 2002 and incorporated by reference.

     (o) Reserved

     (p) Code of Ethics filed as an exhibit to Registrant's Post-Effective Amendment #64, dated July 31, 2001, and incorporated by reference.

--------------

Item 24. Persons Controlled by or Under Common Control with Registrant

     Not Applicable

Item 25. Indemnification

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder. Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

                    POSITION WITH
NAME                THE ADVISER                 OTHER BUSINESSES
Bruce R. Bent       Chairman/CEO                Chairman/CEO, Director of Reserve
                                                Management Corporation; Chairman and
                                                Director of Resrv Partners, Inc.
                                                both of the same address as the Trust.

Bruce R. Bent II    President and               Senior Vice President, Secretary and
                    Secretary                   Director of Reserve Management
                                                Corporation; Secretary and
                                                Director of Resrv Partners, Inc.
                                                both of the same address as the Trust.

Arthur              Senior Vice President and   President, Treasurer and
T. Bent III         CO0/Treasurer               Director of Reserve Management
                                                Corporation and Treasurer
                                                and Director of Resrv Partners, Inc.
                                                both of the same address as the Trust.

Daniel Madden       Controller                  Controller of Reserve Management
                                                Corporation and Reserv Partners, Inc.
                                                both of the same address of the Trust.

Item 27. Principal Underwriters

(a) Resrv Partners, Inc., a principal underwriter of the Registrant, also acts as principal underwriter to Reserve Tax-Exempt Trust, Reserve New York Tax-Exempt Trust and Reserve Private Equity Series.

Name and Principal Positions and Offices Positions and Offices Business Address with Resrv Partners, Inc. with Registrant

                    POSITION WITH
NAME                THE ADVISER                 OTHER BUSINESSES
Bruce R. Bent       Chairman/CEO                Chairman/CEO, Director of Reserve
                                                Management Corporation; Chairman and
                                                Director of Resrv Partners, Inc.
                                                both of the same address as the Trust.

Bruce R. Bent II    President and               Senior Vice President, Secretary and
                    Secretary                   Director of Reserve Management
                                                Corporation; Secretary and
                                                Director of Resrv Partners, Inc.
                                                both of the same address as the Trust.

Arthur              Senior Vice President and   President, Treasurer and
T. Bent III         COO/Treasurer               Director of Reserve Management
                                                Corporation and Treasurer
                                                and Director of Resrv Partners, Inc.
                                                both of the same address as the Trust.

Daniel Madden       Controller                  Controller of Reserve Management
                                                Corporation and Reserv Partners, Inc.
                                                both of the same address of the Trust.

Item 28. Location of Accounts and Records All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by the Registrant's Custodian.

Item 29. Management Services

     See "Investment Management, Distribution, Service and Custodian Agreements" in Part B.

Item 32. Undertakings

     Not Applicable

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485 (a) under the Securities Act of 1933 and Registrant has duly caused this Post-Effective Amendment No. __ to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and State of New York, on the ___th day of March, 2003.

                                THE RESERVE FUND

                                   By:  /s/ Bruce R. Bent
                                       -------------------------------
                                       Bruce R. Bent, Chairman and CEO

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                           TITLE                                 DATE
/s/ Bruce R. Bent                   Chairman and CEO                      March   , 2003
----------------------------        Trustee and (principal
Bruce R. Bent                       executive operating
                                    and financial officer)

*                                   Trustee                               March    , 2003
----------------------------
Edwin Ehlert Jr.

*                                   Trustee                               March    , 2003
----------------------------
Donald J. Harrington

*                                   Trustee                               March   , 2003

----------------------------
William E. Viklund

*                                   Trustee                               March   ,2003

----------------------------
William Montgoris

*                                   Trustee                               March   , 2003
----------------------------
Patrick Foye

/s/ Bruce R. Bent II                President and Trustee                 March   , 2003
----------------------------
Bruce R. Bent II

/s/ Arthur T. Bent III              COO/Treasurer, Senior                 March   , 2003
----------------------------        Vice President and Trustee
Arthur T. Bent III


* Attorney-in-Fact